                     PIMCO FUNDS: EQUITY ADVISORS SERIES


                              SEMI-ANNUAL REPORT

                              DECEMBER 31, 1995





                                   P I M C O

CONTENTS

Chairman's Message                                         1

Statement of Assets and Liabilities                        2

Statement of Operations                                    4

Statement of Changes in Net Assets                         6

Financial Highlights                                      12

Schedules of Investments

    NFJ Equity Income Fund                                18

    NFJ Diversified Low P/E Fund                          19

    NFJ Small Cap Value Fund                              20

    Cadence Capital Appreciation Fund                     22

    Cadence Mid Cap Growth Fund                           23

    Cadence Micro Cap Growth Fund                         25

    Cadence Small Cap Growth Fund                         26

    Columbus Circle Investors

      Core Equity Fund                                    27

    Columbus Circle Investors

      Mid Cap Equity Fund                                 28

    Parametric Enhanced Equity Fund                       29

    Blairlogie Emerging Markets Fund                      32

    Blairlogie International Active Fund                  34

    Balanced Fund                                         36

Notes to Financial Statements                             39

Fund Objectives                                           44

CHAIRMAN'S MESSAGE

                   Dear Client:

                   We are pleased to present this semi-annual report for the PIMCO Funds: Equity Advisors Series (formerly the PIMCO Advisors Institutional Funds) for a short two-month period ended December 31, 1995. We are changing semi-annual and annual reporting from our previous schedule of April and October. Beginning with this report, our reporting periods will coincide with the calendar's (and the markets') first half and full year periods ended June 30 and December 31, respectively.

                   During the reporting period, the S&P 500 Index climbed 6.3%, completing a spectacular year for stocks as corporate belt-tightening kept earnings strong even as the economy weakened. Bonds, which also had an exceptional year as interest rates fell, capped off with a Lehman Aggregate Bond Index return of 2.9% for the final two months.

                   In our annual report dated October 31, 1995, we announced several new services available to you, including the consolidation of shareholder services with our sister fund family, PIMCO Funds, and the consequent ability to offer full exchange privileges among all our fixed income and equity funds.

                   We are now pleased to announce that the PIMCO Advisors Institutional Funds have been further aligned with PIMCO Funds to allow the marketing of our Funds as a single fund family to be known simply as "PIMCO Funds." Specifically, the equity-oriented PIMCO Advisors Institutional Funds will now be known as "PIMCO Funds: Equity Advisors Series."

                   Our goal is to create a single marketing banner with the uniform policies, services, and cost advantages that come with a single family of funds. By consolidating our position in the highly competitive mutual fund market, we hope to increase the Funds' assets, thereby increasing their effectiveness as investment vehicles. As before, it is important to note that the investment objective, portfolio management and your account manager will not be affected as a result of this name change.

                   Your Fund will be easier to find in financial publications since all Funds will be listed under the "PIMCO Funds" heading, while the name of your individual Fund will remain the same. You may continue to contact shareholder services for all of our Funds, fixed income and equity, through our toll-free number at (800) 927-4648.

                   As always, we appreciate the opportunity to serve you and look forward to meeting your investment needs in the future.

                   Sincerely,

                   /s/ William D. Cvengros

                   William D. Cvengros
                   Chairman of the Board
                   February 23, 1996

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (unaudited)

Amounts in thousands, except                    ----------  --------------- ------------- ------------  ----------- -------------
per share amounts                                                                            CADENCE
                                                                                             CAPITAL    CADENCE MID CADENCE MICRO
                                                NFJ EQUITY  NFJ DIVERSIFIED NFJ SMALL CAP APPRECIATION  CAP GROWTH   CAP GROWTH
                                                INCOME FUND  LOW P/E FUND    VALUE FUND       FUND         FUND         FUND
                                                ----------  --------------- ------------- ------------  ----------- -------------
Assets:

Investments, at value                           $  135,037    $   15,432     $   43,234    $  263,732   $  183,444   $   74,388
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Cash and foreign currency                                2             0             14             0        1,734           10
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Receivable for investments and
 foreign currency sold                                   0             0              0           399          516          123
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Receivable for Fund shares sold                        644             0              2         2,127          306            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Variation margin receivable                              0             0              0             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Interest and dividends receivable                      495            36             73           449          100           21
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
                                                   136,178        15,468         43,323       266,707      186,100       74,542
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Liabilities:

Payable for investments and
 foreign currency purchased                              0             0              0         3,055          441          175
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Written options outstanding                              0             0              0             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Payable for Fund shares redeemed                     2,156             0              0             0           13            6
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Dividends payable                                      249             1             21         2,224          280          163
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Accrued investment advisor's fee                        51             6             22            98           74           77
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Accrued administrator's fee                             28             3              9            55           41           15
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Accrued distribution fee                                 1             0              1             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Accrued trustees' fee                                    0             0              0             1            1            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Other liabilities                                        0             0              0         3,130            0            1
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
                                                     2,485            10             53         8,563          850          437
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Net Assets                                      $  133,693    $   15,458     $   43,270    $  258,144   $  185,250   $   74,105
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Net Assets Consist of:

Paid-in capital                                 $  116,132    $   12,518     $   39,239    $  207,165   $  136,305   $   56,220
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Undistributed (overdistributed)
 net investment income                                 (64)            0              0           (70)          (4)         (62)
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Accumulated undistributed
 net realized gain (loss)                            1,649            69            286         3,666       11,227          314
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Net unrealized appreciation                         15,976         2,871          3,745        47,383       37,722       17,633
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
                                                $  133,693    $   15,458     $   43,270    $  258,144   $  185,250   $   74,105
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Shares Issued and Outstanding
Institutional class                                  9,520         1,342          2,931        15,798       10,139        4,675
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Administrative class                                   507             0            419             0           51            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------

Net Asset Value, Offering and Redemption Price
 Per Share (Net Assets Per Share Outstanding)
Institutional class                             $    13.33    $    11.52     $    12.92    $    16.34   $    18.18   $    15.85
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Administrative class                                 13.37             -          12.92             -        18.19            -
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------

Cost of Investments Owned                          119,061        12,561         39,489       216,349      145,722       56,755
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Cost of Foreign Currency Held                            0             0              0             0            0            0
============================================    ==========    ==========     ==========    ==========   ==========   ==========

See Notes to Financial Statements

                -------------  ----------------  ----------------   -----------   ------------   -------------   -------------
                                   COLUMBUS          COLUMBUS
                CADENCE SMALL  CIRCLE INVESTORS  CIRCLE INVESTORS    PARAMETRIC    BLAIRLOGIE     BLAIRLOGIE
                 CAP GROWTH      CORE EQUITY      MID CAP EQUITY      ENHANCED      EMERGING     INTERNATIONAL
                    FUND             FUND              FUND         EQUITY FUND   MARKETS FUND    ACTIVE FUND    BALANCED FUND
                -------------  ----------------  ----------------   -----------   ------------   -------------   -------------
                 $   74,836       $   34,376        $    8,823       $   93,512    $   69,637      $   65,318      $   80,972
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          0                3                 0               12         1,900           2,465              28
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                        525               33               115                0           989              27               1
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                        943                4                 0              146           654             101               6
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          0                0                 0                0             0               1              36
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         33               40                 2              142           378             164             483
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                     76,337           34,456             8,940           93,812        73,558          68,076          81,526
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========




                        198              413               107              962             0             130           4,872
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          0                9                 0                0             0               0               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                      2,886                5                 0              156           709              46               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                        985              130               161              147            67           1,228               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         63               16                 5               34            52              34              29
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         16                7                 2               19            31              28              16
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          0                5                 0                0             0               0               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          0                0                 0                0             0               0               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         14                1                88                1             1              79               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                      4,162              586               363            1,319           860           1,545           4,917
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========

                 $   72,175       $   33,870        $    8,577       $   92,493    $   72,698      $   66,531      $   76,609
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========



                 $   55,379       $   31,420        $    7,362       $   74,139    $   87,585      $   61,139      $   66,436
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                         (6)              (1)               (2)              (3)         (109)         (2,307)              1
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                      1,481             (319)             (171)              56       (15,513)          2,642             327
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                     15,321            2,770             1,388           18,301           735           5,057           9,845
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                 $   72,175       $   33,870        $    8,577       $   92,493    $   72,698      $   66,531      $   76,609
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========


                      3,655              639               670            6,254         6,258           5,533           6,731
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         37            2,082                 0                0            86              63               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------



                 $    19.55       $    12.44        $    12.79       $    14.79    $    11.46      $    11.89      $    11.38
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                      19.54            12.45                 -                -         11.43           11.88               -
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                     59,515           31,606             7,435           75,211        68,897          60,337          71,252
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========

                          0                0                 0                0             0           2,472               0
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========

STATEMENT OF OPERATIONS
For the two months ended December 31, 1995 (unaudited)

$ in thousands                                  ----------- --------------- ------------- ------------  ----------- -------------
                                                                                            CADENCE
                                                                                            CAPITAL     CADENCE MID CADENCE MICRO
                                                NFJ EQUITY  NFJ DIVERSIFIED NFJ SMALL CAP APPRECIATION  CAP GROWTH    CAP GROWTH
                                                INCOME FUND  LOW P/E FUND    VALUE FUND       FUND         FUND          FUND
                                                ----------- --------------- ------------- ------------  ----------- -------------
Investment Income:
Dividends, net of foreign taxes                 $      955    $       85     $      189    $      815   $      289   $       86
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Interest                                               104             9             35           181          163           33
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
 Total income                                        1,059            94            224           996          452          119
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Expenses:
Investment advisory fees                                97            11             41           192          146          150
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Administration fees                                     54             6             17           107           81           30
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Distribution fees - Administrative Class                 3             0              2             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Trustees' fees                                           1             0              1             2            2            1
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
 Total expenses                                        155            17             61           301          229          181
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------

Net Investment Income (Loss)                           904            77            163           695          223          (62)
============================================    ==========    ==========     ==========    ==========   ==========   ==========

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments              1,678            83            423         3,671       11,236          331
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Net realized gain on futures
 contracts and written options                           0             0              0             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Net realized loss on foreign
 currency transactions                                   0             0              0             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                       5,206           793          1,280         2,870       (6,638)       3,408
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 written options                                         0             0              0             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on translation of assets and
 liabilities denominated in foreign currencies           0             0              0             0            0            0
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------

 Net Gain                                            6,884           876          1,703         6,541        4,598        3,739
--------------------------------------------    ----------    ----------     ----------    ----------   ----------   ----------

Net Increase in Assets Resulting
from Operations                                 $    7,788    $      953     $    1,866    $    7,236   $    4,821   $    3,677
============================================    ==========    ==========     ==========    ==========   ==========   ==========

See Notes to Financial Statements

                -------------  ----------------  ----------------   -----------   ------------   -------------   -------------
                                   COLUMBUS          COLUMBUS
                CADENCE SMALL  CIRCLE INVESTORS  CIRCLE INVESTORS    PARAMETRIC    BLAIRLOGIE      BLAIRLOGIE
                  CAP GROWTH     CORE EQUITY      MID CAP EQUITY      ENHANCED      EMERGING     INTERNATIONAL
                     FUND            FUND              FUND         EQUITY FUND   MARKETS FUND    ACTIVE FUND    BALANCED FUND
                -------------  ----------------  ----------------   -----------   ------------   -------------   -------------
                 $      107       $       57        $        5       $      368    $      267      $       73      $      183
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         43               36                 6               17            15              58             392
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                        150               93                11              385           282             131             575
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========



                        124               32                 9               62           102              66              56
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                         31               14                 4               35            60              55              31
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          0               11                 0                0             0               0               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                          1                0                 0                1             1               1               1
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------
                        156               57                13               98           163             122              88
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                         (6)              36                (2)             287           119               9             487
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========


                      1,484             (343)             (171)             214          (368)            299             167
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                          0               25                 0                0             0             134             599
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                          0                0                 0                0           (32)           (161)              0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                       (997)             330               335            3,727         1,707           3,826           2,484
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------


                          0                0                 0                0             0              58            (161)
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------


                          0                0                 0                0            (2)            123               0
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------

                        487               12               164            3,941         1,305           4,279           3,089
                 ----------       ----------        ----------       ----------    ----------      ----------      ----------


                 $      481       $       48        $      162       $    4,228    $    1,424      $    4,288      $    3,576
                 ==========       ==========        ==========       ==========    ==========      ==========      ==========

STATEMENT OF CHANGES IN NET ASSETS

$ in thousands                                -----------------------------------------   -----------------------------------------
                                                        NFJ EQUITY INCOME FUND                   NFJ DIVERSIFIED LOW P/E FUND
                                              -----------------------------------------   -----------------------------------------
Increase (Decrease) in Net Assets from:         Two Months Ended          Year Ended       Two Months Ended          Year Ended
                                               December 31, 1995    October 31, 1995 (a)   December 31, 1995    October 31, 1995 (a)

                                                     (unaudited)                                 (unaudited)
Operations
Net investment income                                $      904             $    3,800           $       77             $      337
------------------------------------------    -----------------------------------------   -----------------------------------------
Net realized gain                                         1,678                  4,643                   83                  2,035
------------------------------------------    -----------------------------------------   -----------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                            5,206                  9,476                  793                    484
------------------------------------------    -----------------------------------------   -----------------------------------------
Net increase resulting from operations                    7,788                 17,919                  953                  2,856
==========================================    =========================================   =========================================

Net equalization credits (debits)                            43                     62                    0                     (4)
==========================================    =========================================   =========================================

Distributions to Shareholders
From net investment income
 Institutional class                                       (861)                (3,822)                 (77)                  (342)
------------------------------------------    -----------------------------------------   -----------------------------------------
 Administrative class                                       (43)                    (4)                   0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------
In excess of net investment income
 Institutional class                                        (61)                     0                    0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------
 Administrative class                                        (3)                     0                    0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------
From net realized capital gains
 Institutional class                                     (4,404)                (2,558)              (2,044)                (1,375)
------------------------------------------    -----------------------------------------   -----------------------------------------
 Administrative class                                      (232)                    (4)                   0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------

Total distributions                                      (5,604)                (6,388)              (2,121)                (1,717)
==========================================    =========================================   =========================================

Fund Share Transactions
Receipts for shares sold
 Institutional class                                      6,442                 25,992                   80                    115
------------------------------------------    -----------------------------------------   -----------------------------------------
 Administrative class                                     6,436                    120                    0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------
Issued as reinvestment of distributions
 Institutional class                                      5,075                  5,859                2,120                  1,715
------------------------------------------    -----------------------------------------   -----------------------------------------
 Administrative class                                       277                      8                    0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------
Cost of shares redeemed
 Institutional class                                     (4,709)               (17,770)                 (17)                (3,964)
------------------------------------------    -----------------------------------------   -----------------------------------------
 Administrative class                                      (210)                   (12)                   0                      0
------------------------------------------    -----------------------------------------   -----------------------------------------
Net increase (decrease) resulting from
 Fund share transactions                                 13,311                 14,197                2,183                 (2,134)
------------------------------------------    -----------------------------------------   -----------------------------------------

Total Increase (Decrease) in Net Assets                  15,538                 25,790                1,015                   (999)
==========================================    =========================================   =========================================

Net Assets
Beginning of period                                     118,155                 92,365               14,443                 15,442
------------------------------------------    -----------------------------------------   -----------------------------------------
End of period *                                      $  133,693             $  118,155           $   15,458             $   14,443
------------------------------------------    -----------------------------------------   -----------------------------------------

*Including net undistributed
 (overdistributed) investment income of:             $      (64)            $        0           $        0             $        0
------------------------------------------    -----------------------------------------   -----------------------------------------

(a) Audited by Deloitte & Touche LLP
See Notes to Financial Statements

-----------------------------------------   -----------------------------------------   -----------------------------------------
        NFJ SMALL CAP VALUE FUND                CADENCE CAPITAL APPRECIATION FUND              CADENCE MID CAP GROWTH FUND
-----------------------------------------   -----------------------------------------   -----------------------------------------
  Two Months Ended        Year Ended         Two Months Ended          Year Ended        Two Months Ended         Year Ended
 December 31, 1995   October 31, 1995 (a)   December 31, 1995    October 31, 1995 (a)   December 31, 1995    October 31, 1995 (a)
       (unaudited)                                 (unaudited)                                 (unaudited)

       $      163             $      763           $      695             $    2,383           $      223             $      615
-----------------------------------------   -----------------------------------------   -----------------------------------------
              423                  2,349                3,671                 16,227               11,236                  6,630
-----------------------------------------   -----------------------------------------   -----------------------------------------

            1,280                  3,100                2,870                 31,810               (6,638)                31,560
-----------------------------------------   -----------------------------------------   -----------------------------------------
            1,866                  6,212                7,236                 50,420                4,821                 38,805
=========================================   =========================================   =========================================

                6                    (10)                  35                     65                  (22)                    46
=========================================   =========================================   =========================================



             (145)                  (761)                (695)                (2,383)                (222)                  (615)
-----------------------------------------   -----------------------------------------   -----------------------------------------
              (19)                     0                    0                      0                   (1)                     0
-----------------------------------------   -----------------------------------------   -----------------------------------------

                0                      0                  (70)                     0                   (4)                     0
-----------------------------------------   -----------------------------------------   -----------------------------------------
                0                      0                    0                      0                    0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

           (2,049)                (2,473)             (15,492)                     0               (4,244)                     0
-----------------------------------------   -----------------------------------------   -----------------------------------------
             (293)                     0                    0                      0                  (21)                     0
-----------------------------------------   -----------------------------------------   -----------------------------------------

           (2,506)                (3,234)             (16,257)                (2,383)              (4,492)                  (615)
=========================================   =========================================   =========================================



            1,232                  4,351               23,457                 47,862                7,971                 56,121
-----------------------------------------   -----------------------------------------   -----------------------------------------
            5,219                      0                    0                      0                   54                  1,745
-----------------------------------------   -----------------------------------------   -----------------------------------------

            2,174                  3,218               14,032                  2,167                4,364                    563
-----------------------------------------   -----------------------------------------   -----------------------------------------
              311                      0                    0                      0                   22                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

              (95)                (6,680)              (6,579)               (27,352)             (17,642)               (27,331)
-----------------------------------------   -----------------------------------------   -----------------------------------------
              (30)                     0                    0                      0                  (38)                  (913)
-----------------------------------------   -----------------------------------------   -----------------------------------------

            8,811                    889               30,910                 22,677               (5,269)                30,185
-----------------------------------------   -----------------------------------------   -----------------------------------------

            8,177                  3,857               21,924                 70,779               (4,962)                68,421
=========================================   =========================================   =========================================


           35,093                 31,236              236,220                165,441              190,212                121,791
-----------------------------------------   -----------------------------------------   -----------------------------------------
       $   43,270             $   35,093           $  258,144             $  236,220           $  185,250             $  190,212
-----------------------------------------   -----------------------------------------   -----------------------------------------


       $        0             $        1           $      (70)            $        0           $       (4)            $        0
-----------------------------------------   -----------------------------------------   -----------------------------------------

$ in thousands                                -----------------------------------------   -----------------------------------------
                                                    CADENCE MICRO CAP GROWTH FUND               CADENCE SMALL CAP GROWTH FUND
                                              -----------------------------------------   -----------------------------------------
Increase (Decrease) in Net Assets from:         Two months ended                            Two months ended
                                              December 31, 1995          Year Ended        December 31, 1995         Year Ended
                                                     (unaudited)   October 31, 1995 (a)          (unaudited)   October 31, 1995 (a)
Operations
Net investment income (loss)                         $      (62)            $     (182)          $       (6)            $     (161)
-------------------------------------------   -----------------------------------------   -----------------------------------------
Net realized gain (loss)                                    331                  2,911                1,484                  5,706
-------------------------------------------   -----------------------------------------   -----------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                            3,408                 10,798                 (997)                 4,873
-------------------------------------------   -----------------------------------------   -----------------------------------------
Net change in unrealized appreciation
 on futures contracts and written options                     0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
Net increase (decrease) resulting from
 operations                                               3,677                 13,527                  481                 10,418
===========================================   =========================================   =========================================

Net equalization credits (debits)                             0                      0                    0                      0
===========================================   =========================================   =========================================

Distributions to Shareholders
From net investment income
 Institutional class                                          0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
In excess of net investment income
 Institutional class                                          0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
From net realized capital gains
 Institutional class                                     (1,543)                     0               (5,641)                (3,708)
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                  (55)                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
In excess of net realized capital gains
 Institutional class                                          0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                    0                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------

Total distributions                                      (1,543)                     0               (5,696)                (3,708)
===========================================   =========================================   =========================================

Fund Share Transactions
Receipts for shares sold
 Institutional class                                      1,137                 26,532                1,008                 16,717
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                  176                    574
-------------------------------------------   -----------------------------------------   -----------------------------------------
Issued as reinvestment of distributions
 Institutional class                                      1,380                      0                4,655                  3,456
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                   55                      0
-------------------------------------------   -----------------------------------------   -----------------------------------------
Cost of shares redeemed
 Institutional class                                       (321)                (2,889)              (3,022)                (3,361)
-------------------------------------------   -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                   (3)                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
Net increase (decrease) resulting from
 fund share transactions                                  2,196                 23,643                2,869                 17,386
-------------------------------------------   -----------------------------------------   -----------------------------------------

Total Increase (Decrease) in Net Assets                   4,330                 37,170               (2,346)                24,096
===========================================   =========================================   =========================================

Net Assets
Beginning of period                                      69,775                 32,605               74,521                 50,425
-------------------------------------------   -----------------------------------------   -----------------------------------------
End of period *                                      $   74,105             $   69,775           $   72,175             $   74,521
-------------------------------------------   -----------------------------------------   -----------------------------------------

*Including net overdistributed investment
 income of:                                          $      (62)            $        0           $       (6)            $        0
-------------------------------------------   -----------------------------------------   -----------------------------------------

(a) Audited by Deloitte & Touche LLP
See Notes to Financial Statements

-----------------------------------------   -----------------------------------------   -----------------------------------------
        COLUMBUS CIRCLE INVESTORS                   COLUMBUS CIRCLE INVESTORS
            CORE EQUITY FUND                           MID CAP EQUITY FUND                   PARAMETRIC ENHANCED EQUITY FUND
-----------------------------------------   -----------------------------------------   -----------------------------------------
  Two months ended   Period From              Two months ended   Period From              Two Months Ended
 December 31, 1995   December 28, 1994 to    December 31, 1995   December 28, 1994 to    December 31, 1995         Year Ended
       (unaudited)   October 31, 1995 (a)          (unaudited)   October 31, 1995 (a)          (unaudited)   October 31, 1995 (a)

       $       36              $       62          $       (2)             $       10          $      287             $    1,357
-----------------------------------------   -----------------------------------------   -----------------------------------------
             (318)                    756                (171)                    243                 214                  2,417
-----------------------------------------   -----------------------------------------   -----------------------------------------

              330                   2,439                 335                   1,053               3,727                 12,008
-----------------------------------------   -----------------------------------------   -----------------------------------------

                0                       1                   0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------
               48                   3,258                 162                   1,306               4,228                 15,782
=========================================   =========================================   =========================================

                4                      80                   0                      13                  51                    (27)
=========================================   =========================================   =========================================



              (11)                    (27)                  0                     (10)               (287)                (1,356)
-----------------------------------------   -----------------------------------------   -----------------------------------------
              (26)                    (35)                  0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

                0                       0                   0                       0                  (3)                     0
-----------------------------------------   -----------------------------------------   -----------------------------------------
                0                       0                   0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

             (104)                      0                 (72)                      0              (2,327)                  (939)
-----------------------------------------   -----------------------------------------   -----------------------------------------
             (334)                      0                   0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

              (76)                      0                (171)                      0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------
             (243)                      0                   0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

             (794)                    (62)               (243)                    (10)             (2,617)                (2,295)
=========================================   =========================================   =========================================



              294                   7,025                 273                   7,334              18,493                 11,181
-----------------------------------------   -----------------------------------------   -----------------------------------------
            5,262                  23,345                   0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

               61                       8                  82                       3               2,470                  2,282
-----------------------------------------   -----------------------------------------   -----------------------------------------
              603                      35                   0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

              (25)                   (293)                (54)                   (289)             (4,131)               (18,839)
-----------------------------------------   -----------------------------------------   -----------------------------------------
           (4,019)                   (960)                  0                       0                   0                      0
-----------------------------------------   -----------------------------------------   -----------------------------------------

            2,176                  29,160                 301                   7,048              16,832                 (5,376)
-----------------------------------------   -----------------------------------------   -----------------------------------------

            1,434                  32,436                 220                   8,357              18,494                  8,084
=========================================   =========================================   =========================================


           32,436                       0               8,357                       0              73,999                 65,915
-----------------------------------------   -----------------------------------------   -----------------------------------------
       $   33,870              $   32,436          $    8,577              $    8,357          $   92,493             $   73,999
=========================================   =========================================   =========================================


       $       (1)             $        0          $       (2)             $        0          $       (3)            $        0
=========================================   =========================================   =========================================

$ in thousands                                -----------------------------------------   -----------------------------------------
                                                  BLAIRLOGIE EMERGING MARKETS FUND          BLAIRLOGIE INTERNATIONAL ACTIVE FUND
                                              -----------------------------------------   -----------------------------------------
Increase (Decrease) in Net Assets from:         Two Months Ended                             Two Months Ended
                                               December 31, 1995         Year Ended         December 31, 1995         Year Ended
                                                     (unaudited)   October 31, 1995 (a)           (unaudited)   October 31, 1995 (a)

Operations
Net investment income                                $      119             $      428           $        9             $      515
--------------------------------------------  -----------------------------------------   -----------------------------------------
Net realized gain (loss)                                   (400)               (15,110)                 272                  3,506
--------------------------------------------  -----------------------------------------   -----------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                            1,707                 (8,263)               3,826                     63
--------------------------------------------  -----------------------------------------   -----------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 written options                                              0                      0                   58                    (61)
--------------------------------------------  -----------------------------------------   -----------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of assets
 and liabilities denominated in
 foreign currencies                                          (2)                    (2)                 123                    (73)
--------------------------------------------  -----------------------------------------   -----------------------------------------
Net increase (decrease) resulting from
 operations                                               1,424                (22,947)               4,288                  3,950
============================================  =========================================   =========================================

Net equalization credits (debits)                            (8)                     4                   30                    142
============================================  =========================================   =========================================

Distributions to Shareholders
From net investment income
 Institutional class                                       (127)                  (414)                   0                   (504)
--------------------------------------------  -----------------------------------------   -----------------------------------------
 Administrative class                                        (2)                    (3)                   0                     (5)
--------------------------------------------  -----------------------------------------   -----------------------------------------
In excess of net investment income
 Institutional class                                       (108)                     0               (2,278)                     0
--------------------------------------------  -----------------------------------------   -----------------------------------------
 Administrative class                                        (1)                     0                  (25)                     0
--------------------------------------------  -----------------------------------------   -----------------------------------------
From net realized capital gains
 Institutional class                                          0                 (3,784)              (1,127)                  (844)
--------------------------------------------  -----------------------------------------   -----------------------------------------
 Administrative class                                         0                      0                  (13)                    (2)
--------------------------------------------  -----------------------------------------   -----------------------------------------

Total distributions                                        (238)                (4,201)              (3,443)                (1,355)
============================================  =========================================   =========================================

Fund Share Transactions
Receipts for shares sold
 Institutional class                                      7,092                 64,126                1,231                 45,600
--------------------------------------------  -----------------------------------------   -----------------------------------------
 Administrative class                                       144                  1,512                   38                    947
--------------------------------------------  -----------------------------------------   -----------------------------------------
Issued as reinvestment of distributions
 Institutional class                                        167                  3,577                2,171                  1,148
--------------------------------------------  -----------------------------------------   -----------------------------------------
 Administrative class                                         3                      4                   38                      7
--------------------------------------------  -----------------------------------------   -----------------------------------------
Cost of shares redeemed
 Institutional class                                    (10,243)               (46,658)              (2,096)                (8,424)
--------------------------------------------  -----------------------------------------   -----------------------------------------
 Administrative class                                       (12)                  (668)                  (8)                  (302)
--------------------------------------------  -----------------------------------------   -----------------------------------------
Net increase (decrease) resulting from
 Fund share transactions                                 (2,849)                21,893                1,374                 38,976
--------------------------------------------  -----------------------------------------   -----------------------------------------

Total Increase (Decrease) in Net Assets                  (1,671)                (5,251)               2,249                 41,713
============================================  =========================================   =========================================

Net Assets
Beginning of period                                      74,369                 79,620               64,282                 22,569
--------------------------------------------  -----------------------------------------   -----------------------------------------
End of period *                                      $   72,698             $   74,369           $   66,531             $   64,282
--------------------------------------------  -----------------------------------------   -----------------------------------------

*Including net undistributed
 (overdistributed) investment income of:             $     (109)            $       10           $   (2,307)            $      (13)
--------------------------------------------  -----------------------------------------   -----------------------------------------

(a) Audited by Deloitte & Touche LLP
See Notes to Financial Statements

-----------------------------------------
               BALANCED FUND
-----------------------------------------
  Two Months Ended
 December 31, 1995          Year Ended
       (unaudited)       October 31,1995 (a)

       $      487             $    3,449
-----------------------------------------
              766                  7,151
-----------------------------------------

            2,484                  3,440
-----------------------------------------


             (161)                   958
-----------------------------------------


                0                      0
-----------------------------------------
            3,576                 14,998
=========================================

                0                      0
=========================================



             (486)                (3,451)
-----------------------------------------
                0                      0
-----------------------------------------

                0                      0
-----------------------------------------
                0                      0
-----------------------------------------

           (6,226)                     0
-----------------------------------------
                0                      0
-----------------------------------------

           (6,712)                (3,451)
=========================================



              617                 20,019
-----------------------------------------
                0                      0
-----------------------------------------

            6,712                  3,421
-----------------------------------------
                0                      0
-----------------------------------------

             (222)               (93,043)
-----------------------------------------
                0                      0
-----------------------------------------

            7,107                (69,603)
-----------------------------------------

            3,971                (58,056)
=========================================


           72,638                130,694
-----------------------------------------
       $   76,609             $   72,638
-----------------------------------------


       $        1             $        0
-----------------------------------------

FINANCIAL HIGHLIGHTS

Selected Per Share Data for    ---------  ---------- --------------  ----------  ----------  ---------- ------------- -------------
the Year or Period Ended:                                 NET          TOTAL                 DIVIDENDS
                               NET ASSET               REALIZED/       INCOME     DIVIDENDS  IN EXCESS  DISTRIBUTIONS
                                 VALUE       NET       UNREALIZED       FROM      FROM NET     OF NET     FROM NET    DISTRIBUTIONS
                               BEGINNING  INVESTMENT  GAIN (LOSS)    INVESTMENT  INVESTMENT  INVESTMENT   REALIZED         FROM
                               OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS    INCOME      INCOME   CAPITAL GAINS  EQUALIZATION

                               ---------  ---------- --------------  ----------  ----------  ---------- ------------- -------------

NFJ Equity Income Fund
Institutional Class
 12/31/95 (a)                   $  13.09   $   0.09     $   0.73      $   0.82    $  (0.09)   $  (0.01)   $  (0.48)     $   0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/95                          11.75       0.46         1.67          2.13       (0.46)       0.00       (0.33)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/94                          11.95       0.42        (0.16)         0.26       (0.42)       0.00       (0.04)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/93                          10.92       0.40         1.40          1.80       (0.40)       0.00       (0.37)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/92                          10.77       0.45         0.93          1.38       (0.43)       0.00       (0.57)        (0.23)
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 03/08/91 - 10/31/91               10.00       0.24         0.92          1.16       (0.24)       0.00       (0.15)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------

Administrative Class
 12/31/95 (a)                      13.13       0.10         0.71          0.81       (0.08)      (0.01)      (0.48)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 11/30/94 - 10/31/95               11.12       0.39         2.35          2.74       (0.40)       0.00       (0.33)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------

NFJ Diversified Low P/E Fund
Institutional Class
 12/31/95 (a)                   $  12.53   $   0.07     $   0.76      $   0.83    $  (0.07)   $   0.00    $  (1.77)     $   0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/95                          11.55       0.30         2.18          2.48       (0.30)       0.00       (1.20)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/94                          11.92       0.30        (0.28)         0.02       (0.29)       0.00       (0.10)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/93                          10.05       0.28         2.36          2.64       (0.28)       0.00       (0.49)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 12/30/91 - 10/31/92               10.00       0.24         0.23          0.47       (0.24)       0.00       (0.18)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------

NFJ Small Cap Value Fund
Institutional Class
 12/31/95 (a)                   $  13.10   $   0.05     $   0.56      $   0.61    $  (0.05)   $   0.00    $  (0.74)     $   0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/95                          12.07       0.28         1.92          2.20       (0.28)       0.00       (0.89)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/94                          12.81       0.29        (0.65)        (0.36)      (0.29)       0.00       (0.09)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/93                          10.98       0.24         2.33          2.57       (0.24)       0.00       (0.50)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/92                          10.09       0.22         1.17          1.39       (0.22)       0.00       (0.24)        (0.04)
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/01/91 - 10/31/91               10.00       0.02         0.10          0.12       (0.03)       0.00        0.00          0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------

Administrative Class
 11/01/95 - 12/31/95 (a)           13.16       0.05         0.50          0.55       (0.05)       0.00       (0.74)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------

Cadence Capital
 Appreciation Fund
Institutional Class
 12/31/95 (a)                   $  16.94   $   0.05     $   0.43      $   0.48    $  (0.05)   $   0.00    $  (1.03)     $   0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/95                          13.34       0.18         3.60          3.78       (0.18)       0.00        0.00          0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/94                          13.50       0.14        (0.12)         0.02       (0.14)       0.00       (0.04)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/93                          11.27       0.11         2.73          2.84       (0.11)       0.00       (0.50)         0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 10/31/92                          11.02       0.14         1.05          1.19       (0.14)       0.00       (0.72)        (0.08)
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------
 03/08/91 - 10/31/91               10.00       0.09         1.02          1.11       (0.09)       0.00        0.00          0.00
------------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ------------- ----------

* Annualized
(a) Unaudited, prior periods audited by Deloitte & Touche LLP
See Notes to Financial Statements

----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
                                                                                  RATIO OF NET
                                                                  RATIO OF         INVESTMENT
                    NET ASSET                     NET ASSETS     EXPENSES TO        INCOME TO       PORTFOLIO        AVERAGE
    TOTAL         VALUE END OF                   END OF PERIOD   AVERAGE NET       AVERAGE NET       TURNOVER       COMMISSION
DISTRIBUTIONS        PERIOD       TOTAL RETURN      (000'S)         ASSETS            ASSETS           RATE            RATE
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------

 $  (0.58)        $  13.33           6.21%       $ 126,910           0.70%*          4.17%*           7.13%       $   0.06
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.79)           13.09          19.36          118,015           0.70            3.83            46.49            0.06
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.46)           11.75           2.25           92,365           0.70            3.77            35.56
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.77)           11.95          16.65           67,854           0.70            3.55            38.60
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (1.23)           10.92          12.89           30,506           0.70            3.83            46.74
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.39)           10.77          11.81           15,628           0.74*           4.18*           61.51
----------------  --------------  -------------  --------------  ---------------  --------------  --------------


    (0.57)           13.37           6.20            6,783           0.95*           3.98*            7.13              N/A
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.73)           13.13          25.69              140           0.95*           3.43*           43.27              N/A
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------



 $  (1.84)        $  11.52           6.58%       $  15,458           0.70%*          3.06%*           2.23%       $   0.04
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (1.50)           12.53          24.98           14,443           0.70            2.50            71.02            0.06
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.39)           11.55           0.15           15,442           0.70            2.34            43.70
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.77)           11.92          26.35           22,930           0.70            2.43            28.19
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.42)           10.05           4.68           18,083           0.70*           2.57*           72.77
----------------  --------------  -------------  --------------  ---------------  --------------  --------------



 $  (0.79)        $  12.92           4.68%       $  37,862           0.85%*          2.40%*           6.82%       $   0.04
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (1.17)           13.10          19.88           35,093           0.85            2.25            49.57            0.04
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.38)           12.07          (2.89)          31,236           0.85            2.23            48.12
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.74)           12.81          23.60           46,523           0.85            2.05            41.80
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.50)           10.98          13.75           18,261           0.85            2.16            26.77
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.03)           10.09           1.19            5,060           1.09*           3.06*            0.00
----------------  --------------  -------------  --------------  ---------------  --------------  --------------


    (0.79)           12.92           4.21            5,408           1.10*           2.04*            6.82           N/A
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------



 $  (1.08)        $  16.34           2.90%         258,144           0.70%*          1.62%*          19.05%       $   0.04
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.18)           16.94          28.47          236,220           0.70            1.22            82.69            0.05
----------------  --------------  -------------  --------------  ---------------  --------------  --------------  -------------
    (0.18)           13.34           0.15          165,441           0.70            1.17            76.75
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.61)           13.50          25.30           84,990           0.70            0.94            81.15
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.94)           11.27          10.75           36,334           0.70            1.13           134.17
----------------  --------------  -------------  --------------  ---------------  --------------  --------------
    (0.09)           11.02          11.19           18,813           0.75*           1.55*           40.54
----------------  --------------  -------------  --------------  ---------------  --------------  --------------

Selected Per Share Data for    ---------  ---------- --------------  ---------- ---------- ------------- ------------- -------------
the Year or Period Ended:                                 NET           TOTAL                               DISTRIB-
                               NET ASSET     NET       REALIZED/       INCOME   DIVIDENDS  DISTRIBUTIONS   UTIONS IN
                                 VALUE    INVESTMENT   UNREALIZED       FROM     FROM NET     FROM NET     EXCESS OF   DISTRIBUTIONS
                               BEGINNING    INCOME    GAIN (LOSS)    INVESTMENT INVESTMENT    REALIZED   NET REALIZED      FROM
                               OF PERIOD    (LOSS)   ON INVESTMENTS  OPERATIONS   INCOME   CAPITAL GAINS CAPITAL GAINS  EQUALIZATION
                               ---------  ---------- --------------  ---------- ---------- ------------- ------------- -------------
Cadence Mid Cap Growth Fund
Institutional Class
 12/31/95 (a)                  $  18.16   $   0.02      $   0.45      $   0.47   $  (0.02)   $  (0.43)     $   0.00     $   0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/95                         13.97       0.07          4.19          4.26      (0.07)       0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/94                         13.97       0.06          0.01          0.07      (0.06)      (0.01)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/93                         11.29       0.07          2.70          2.77      (0.07)      (0.02)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/92                         10.28       0.10          1.03          1.13      (0.10)       0.00          0.00        (0.02)
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 08/26/91 - 10/31/91              10.00       0.02          0.27          0.29      (0.01)       0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

Administrative Class
 12/31/95 (a)                     18.17       0.01          0.46          0.47      (0.02)      (0.43)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 11/30/94 - 10/31/95              13.31       0.03          4.85          4.88      (0.02)       0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

Cadence Micro Cap Growth Fund
Institutional Class
 12/31/95 (a)                  $  15.38   $  (0.01)     $   0.82      $   0.81   $   0.00    $  (0.34)     $   0.00     $   0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/95                         11.87      (0.04)         3.55          3.51       0.00        0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/94                         11.06      (0.03)         0.84          0.81       0.00        0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 06/25/93 - 10/31/93              10.00       0.00          1.07          1.07       0.00        0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

Cadence Small Cap Growth Fund
Institutional Class
 12/31/95 (a)                  $  21.02   $   0.00      $   0.13      $   0.13   $   0.00    $  (1.60)     $   0.00     $   0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/95                         19.38      (0.05)         3.12          3.07       0.00       (1.43)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/94                         19.15      (0.02)         0.89          0.87       0.00       (0.64)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/93                         15.80      (0.06)         6.19          6.13       0.00       (2.78)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 10/31/92                         14.87       0.01          1.50          1.51      (0.01)      (0.57)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 01/07/91 - 10/31/91              10.00       0.02          5.03          5.05      (0.02)      (0.16)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

Administrative Class
 12/31/95 (a)                     21.01       0.00          0.13          0.13       0.00       (1.60)         0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 09/27/95 - 10/31/95              21.90      (0.02)        (0.87)        (0.89)      0.00        0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

Columbus Circle Investors
 Core Equity Fund
Institutional Class
 12/31/95 (a)                  $  12.72   $   0.02      $   0.00      $   0.02   $  (0.02)   $  (0.16)     $  (0.12)    $   0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 12/28/94 - 10/31/95              10.00       0.07          2.71          2.78      (0.06)       0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

Administrative Class
 12/31/95 (a)                     12.73       0.01          0.00          0.01      (0.01)      (0.16)        (0.12)        0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------
 05/31/95 - 10/31/95              11.45       0.02          1.28          1.30      (0.02)       0.00          0.00         0.00
------------------------------ ---------  ------------  ------------  ---------  -----------  -----------  -----------  -----------

* Annualized
(a) Unaudited, prior periods audited by Deloitte & Touche LLP
See Notes to Financial Statements

---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------
                                                                                            RATIO OF NET
                                                                                RATIO OF     INVESTMENT
   TAX BASIS                      NET ASSET                    NET ASSETS     EXPENSES TO     INCOME TO      PORTFOLIO    AVERAGE
   RETURN OF        TOTAL        VALUE END OF                 END OF PERIOD   AVERAGE NET    AVERAGE NET     TURNOVER    COMMISSION
    CAPITAL      DISTRIBUTIONS      PERIOD     TOTAL RETURN      (000'S)        ASSETS         ASSETS          RATE         RATE
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

 $   0.00        $  (0.45)       $  18.18         2.58%      $ 184,321           0.70%*          0.69%*       25.55%    $    0.03
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (0.07)          18.16        30.54         189,320           0.70            0.43         78.29          0.04
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (0.07)          13.97         0.58         121,791           0.70            0.45         60.85
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
     0.00           (0.09)          13.97        24.57          67,625           0.70            0.56         97.87
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
     0.00           (0.12)          11.29        10.91          21,213           0.70            0.87         65.92
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
     0.00           (0.01)          10.28         2.98           2,748           0.82*           0.92*        13.41
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------


     0.00           (0.45)          18.19         2.54             929           0.95*           0.43*        25.55            N/A
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (0.02)          18.17        36.64             892           0.94*           0.23*        71.73            N/A
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------




 $   0.00        $  (0.34)       $  15.85         5.24%      $  74,105           1.50%*         (0.51%)*       8.51%   $    0.02
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00            0.00           15.38        29.54          69,775           1.50           (0.37)        86.68         0.03
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00            0.00           11.87         7.31          32,605           1.50           (0.25)        58.81
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
    (0.01)          (0.01)          11.06        10.81          10,827           1.50*          (0.02)*       15.98
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------



 $   0.00        $  (1.60)       $  19.55         0.67%      $  71,455           1.25%*         (0.04%)*      13.85%   $    0.02
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (1.43)          21.02        17.39          73,977           1.25           (0.27)        85.61         0.02
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (0.64)          19.38         4.62          50,425           1.25           (0.33)        65.53
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
     0.00           (2.78)          19.15        38.80          43,308           1.25           (0.35)        62.15
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
     0.00           (0.58)          15.80        10.20          33,734           1.25            0.09         66.05
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------
     0.00           (0.18)          14.87        50.68          33,168           1.29*           0.11*        47.84
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------


     0.00           (1.60)          19.54         0.63             720           1.50*          (0.32)*       13.85           N/A
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00            0.00           21.01        (5.34)            544           1.60*          (0.82)*        8.80           N/A
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------





 $   0.00        $  (0.30)       $  12.44         0.21%      $   7,947           0.82%*          0.94%*       17.18%   $    0.04
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (0.06)          12.72        27.86           7,791           0.82*           0.79*       122.88         0.03
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------



     0.00           (0.29)          12.45         0.17          25,923           1.07*           0.54*        17.18           N/A
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------

     0.00           (0.02)          12.73        11.34          24,645           1.06*           0.34*        57.96           N/A
---------------  --------------  ------------  ------------  --------------  ------------  --------------  -----------  ------------



                             ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
Selected Per Share Data for                             NET           TOTAL
the Year or Period Ended:    NET ASSET     NET       REALIZED/       INCOME   DIVIDENDS  DIVIDENDS IN  DISTRIBUTIONS  DISTRIBUTIONS
                               VALUE    INVESTMENT   UNREALIZED       FROM     FROM NET  EXCESS OF NET   FROM NET      IN EXCESS OF
                             BEGINNING    INCOME    GAIN (LOSS)    INVESTMENT INVESTMENT  INVESTMENT     REALIZED      NET REALIZED
                             OF PERIOD    (LOSS)   ON INVESTMENTS  OPERATIONS   INCOME      INCOME     CAPITAL GAINS  CAPITAL GAINS
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
Columbus Circle Investors
 Mid Cap Equity Fund
Institutional Class
 12/31/95 (a)                $  12.92   $   0.00   $   0.24        $   0.24   $   0.00   $   0.00      $  (0.11)      $  (0.26)
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 12/28/94 - 10/31/95            10.00       0.02       2.92            2.94      (0.02)      0.00          0.00           0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------


Parametric Enhanced
 Equity Fund
Institutional Class
 12/31/95 (a)                $  14.44   $   0.05   $   0.73        $   0.78   $  (0.05)  $   0.00      $  (0.38)      $   0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/95                       11.99       0.25       2.62            2.87      (0.25)      0.00         (0.17)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/94                       12.08       0.25      (0.04)           0.21      (0.25)      0.00         (0.05)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/93                       11.76       0.23       0.74            0.97      (0.23)      0.00         (0.42)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/92                       10.80       0.16       1.06            1.22      (0.16)      0.00         (0.04)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 02/11/91 - 10/31/91            10.00       0.16       0.80            0.96      (0.16)      0.00          0.00           0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------

Blairlogie Emerging
 Markets Fund
Institutional Class
 12/31/95 (a)                $  11.27   $   0.02   $   0.21        $   0.23   $  (0.02)  $  (0.02)     $   0.00       $   0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/95                       16.53       0.07      (4.55)          (4.48)     (0.06)      0.00         (0.72)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/94                       12.27      (0.01)      4.45            4.44       0.00       0.00         (0.18)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 06/01/93 - 10/31/93            10.00       0.03       2.52            2.55      (0.02)      0.00         (0.26)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------

Administrative Class
 12/31/95 (a)                   11.24       0.02       0.20            0.22      (0.02)     (0.01)         0.00           0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/95                       16.95       0.00      (4.95)          (4.95)     (0.05)      0.00         (0.71)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------

Blairlogie International
 Active Fund
Institutional Class
 12/31/95 (a)                $  11.74   $   0.02   $   0.77        $   0.79   $   0.00   $  (0.43)     $  (0.21)      $   0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/95                       11.86       0.10       0.30            0.40      (0.09)      0.00         (0.43)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/94                       10.69       0.09       1.15            1.24      (0.03)      0.00         (0.04)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 06/08/93 - 10/31/93            10.00       0.05       0.69            0.74      (0.04)      0.00         (0.01)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------

Administrative Class
 12/31/95 (a)                   11.73       0.02       0.76            0.78       0.00      (0.42)        (0.21)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 11/30/94 - 10/31/95            11.21       0.02       1.01            1.03      (0.08)      0.00         (0.43)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------

Balanced Fund
Institutional Class
 12/31/95 (a)                $  11.89   $   0.08   $   0.50        $   0.58   $  (0.08)  $   0.00      $  (1.01)      $   0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/95                       10.35       0.44       1.54            1.98      (0.44)      0.00          0.00           0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/94                       10.84       0.34      (0.34)           0.00      (0.34)      0.00         (0.15)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 10/31/93                       10.42       0.35       0.68            1.03      (0.35)      0.00         (0.26)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------
 06/25/92 - 10/31/92            10.00       0.12       0.52            0.64      (0.12)      0.00         (0.10)          0.00
---------------------------- ---------- ---------- --------------  ---------- ---------- ------------- -------------  -------------

* Annualized
(a) Unaudited, prior periods audited by Deloitte & Touche LLP
See Notes to Financial Statements

-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------
                                                                                           RATIO OF NET
                                                                              RATIO OF      INVESTMENT
DISTRIBUTIONS                   NET ASSET                     NET ASSETS     EXPENSES TO     INCOME TO     PORTFOLIO      AVERAGE
    FROM           TOTAL       VALUE END OF                  END OF PERIOD   AVERAGE NET    AVERAGE NET    TURNOVER      COMMISSION
EQUALIZATIONS  DISTRIBUTIONS      PERIOD      TOTAL RETURN      (000'S)        ASSETS         ASSETS         RATE           RATE
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------


$   0.00          (0.37)       $  12.79          1.87%       $  8,577          0.88%*         (0.11%)*      27.17%      $   0.03
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.02)          12.92         29.34           8,357          0.88*           0.24*       131.58           0.04
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------




$   0.00       $  (0.43)       $  14.79          5.44%       $ 92,493         0.70%*          2.06%*         2.17%      $   0.05
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.42)          14.44         24.46          73,999          0.70            1.91         20.59           0.05
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.30)          11.99          1.83          65,915          0.70            2.20         43.58
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
    0.00          (0.65)          12.08          8.20          46,724          0.70            1.89         15.02
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
   (0.06)         (0.26)          11.76         11.46          36,515          0.70            1.81         16.85
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
    0.00          (0.16)          10.80          9.59           4,451          0.73*           2.14*         0.15
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------



$   0.00       $  (0.04)       $  11.46          2.01%       $ 71,715          1.35%*          0.99%*       18.56%      $   0.02
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.78)          11.27        (27.70)         73,539          1.35            0.57        118.18           0.03
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.18)          16.53         36.31          79,620          1.35           (0.06)        79.04
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
    0.00          (0.28)          12.27         25.55          14,625          1.34*           0.64*        36.51
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------


    0.00          (0.03)          11.43          1.97             983          1.60*           0.81*        18.56             N/A
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.76)          11.24        (27.96)            830          1.62            0.02        118.18             N/A
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------




$   0.00       $  (0.64)       $  11.89          6.71%       $ 65,778          1.10%*          0.08%*       13.31%      $   0.02
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.52)          11.74          3.83          63,607          1.10            1.10         63.12           0.03
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.07)          11.86         11.68          22,569          1.10            1.12         88.55
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
    0.00          (0.05)          10.69          7.39           8,299          1.10*           0.91*        19.61
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------


    0.00          (0.63)          11.88          6.66             753          1.35*          (0.17)*       13.31             N/A
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.51)          11.73          9.61             675          1.34*           0.50*        58.07             N/A
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------




$   0.00       $  (1.09)       $  11.38          4.90%       $ 76,609          0.70%*          3.90%*        9.57%      $   0.00
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.44)          11.89         19.47          72,638          0.70            3.73         43.10           0.04
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------  ------------

    0.00          (0.49)          10.35          0.08         130,694          0.70            3.25         46.72
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
    0.00          (0.61)          10.84         10.06         126,410          0.70            3.10         19.32
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------
    0.00          (0.22)          10.42          6.40          99,198          0.70*           3.36*        38.51
-------------  --------------  -------------  -------------  -------------  ------------  -------------  -------------

7.3%  Consumer Staples                                        Capital Goods 9.1%
16.3% Consumer Discretionary                 Financial & Business Services 15.1%
5.6%  Technology                                                     Energy 7.4%
7.1%  Materials & Processing                         Short-Term Instruments 8.7%
7.6%  Health Care                                                Utilities 16.8%


SCHEDULE OF INVESTMENTS

NFJ Equity Income Fund
December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 92.3%
------------------------------------------------------------------------------
Capital Goods - 9.1%

Briggs & Stratton Co.                                   55,800       $   2,420
Deere & Co.                                             71,300           2,513
GATX Corp.                                              49,300           2,397
P.P. & L. Resources, Inc.                               96,300           2,408
Potlatch Corp.                                          61,800           2,472
                                                                     ---------
                                                                        12,210
Consumer Discretionary - 16.3%

Brunswick Corp.                                        113,600           2,726
Chrysler Corp.                                          45,580           2,524
Ford Motor Co.                                          83,700           2,427
Harland (John H.) Co.                                  116,600           2,434
K Mart Corp.                                           300,000           2,175
Maytag Corp.                                           117,900           2,387
Melville Corp.                                         154,700           4,757
Springs Industries, Inc.                                57,700           2,387
                                                                     ---------
                                                                        21,817
Consumer Staples - 7.3%

American Brands, Inc.                                   56,100           2,503
Anheuser Busch                                          35,800           2,394
Philip Morris Co., Inc.                                 27,200           2,462
Supervalu, Inc.                                         76,800           2,419
                                                                     ---------
                                                                         9,778
Energy - 7.4%

Atlantic Richfield Co.                                  21,400           2,370
Texaco, Inc.                                            32,700           2,567
Ultramar Corp.                                         192,000           4,944
                                                                     ---------
                                                                         9,881
Financial & Business Services - 15.1%

Aetna Life & Casualty Co.                               33,500           2,320
Bankers Trust N.Y. Corp.                                37,700           2,507
Bear Stearns Cos.                                      118,717           2,360
Chase Manhattan Corp.                                   40,700           2,467
Meditrust                                               71,300           2,487
Mellon Bank Corp.                                       45,900           2,467
PNC Bank Corp.                                          82,400           2,657
Provident Life Accident 'B'                             84,700           2,869
                                                                     ---------
                                                                        20,134
Health Care - 7.6%

American Home Products                                  25,600           2,483
Baxter International, Inc.                              62,600           2,621
Bristol Myers Squibb                                    28,400           2,439
Pharmacia & Upjohn, Inc.                                67,495           2,615
                                                                     ---------
                                                                        10,158
Materials & Processing - 7.1%

Dow Chemical                                            34,300           2,414
Phelps Dodge Corp.                                      73,600           4,582
PHH Corp.                                               53,100           2,482
                                                                     ---------
                                                                         9,478
Technology - 5.6%

Harris Corp.                                            45,400           2,480
Northrop Grumman Corp.                                  78,400           5,018
                                                                     ---------
                                                                         7,498
Utilities - 16.8%

Comstat Corp.                                          117,900           2,196
Detroit Edison Co.                                      71,100           2,453
NICOR, Inc.                                             93,500           2,572
Pacific Gas & Electric                                  87,600           2,486
Pacific Telesis                                        160,000           5,380
Peoples Energy Corp.                                    79,000           2,508

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Southern New England Telecom                            63,400       $   2,520
Washington Water Power                                 137,000           2,399
                                                                     ---------
                                                                        22,514
                                                                     ---------
Total Common Stocks                                                    123,468
(Cost $107,492)                                                      =========

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 8.7%
------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                       (000's)
Repurchase Agreement - 8.7%

State Street Bank                                    $  11,569          11,569
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $11,800,554. Repurchase
  proceeds are $11,574,463.)

                                                                     ---------
Total Short-Term Instruments                                            11,569
(Cost $11,569)                                                       =========

TOTAL INVESTMENTS (A) - 101.0%                                       $ 135,037
(Cost $119,061)

OTHER ASSETS AND LIABILITIES (NET) - (1.0%)                             (1,344)
                                                                     ---------

NET ASSETS - 100.0%                                                  $ 133,693
                                                                     =========
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):
(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for
    federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $  19,265

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (3,289)
                                                                     ---------
    Unrealized appreciation-net                                      $  15,976
                                                                     =========

See Notes to Financial Statements

6.4%  Other                                         Consumer Discretionary 15.4%
9.7%  Utilities                                           Consumer Staples 11.1%
7.2%  Short-Term Instruments                                    Technology 11.2%
10.3% Energy                                 Financial & Business Services 14.6%
7.8%  Health Care
6.1%  Materials & Processing


SCHEDULE OF INVESTMENTS

NFJ Diversified Low P/E Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 92.6%
------------------------------------------------------------------------------
Capital Goods - 3.7%

Briggs & Stratton Co.                                    6,500       $     282
Deere & Co.                                              8,400             296
                                                                     ---------
                                                                           578

Consumer Discretionary - 15.4%

Brunswick Corp.                                          6,700             161
Chrysler Corp.                                           5,605             310
Dillard Department Stores                                4,900             140
Goodyear Tire & Rubber                                   6,900             313
Maytag Corp.                                            14,600             296
Melville Corp.                                           9,000             277
Omnicom Group                                            4,200             156
Premark International, Inc.                              6,000             304
Reebok International Limited                             5,200             147
Sears Roebuck                                            3,800             148
Xerox Corp.                                              1,000             137
                                                                     ---------
                                                                         2,389

Consumer Staples - 11.1%

Anheuser Busch                                           6,200             415
IBP, Inc.                                                6,300             318
Philip Morris Co., Inc.                                  3,100             281
Supervalu, Inc.                                         13,300             419
Unilever N.V.                                            2,100             296
                                                                     ---------
                                                                         1,729

Energy - 10.3%

Atlantic Richfield Co.                                   3,700             410
Repsol                                                   8,700             286
Texaco, Inc.                                             5,700             447
Ultramar Corp.                                          17,200             443
                                                                     ---------
                                                                         1,586

Financial & Business Services - 14.6%

Bear Stearns Cos.                                        6,700             133
Chase Manhattan Corp.                                    6,300             382
Lowes Corp.                                              3,600             282
Mellon Bank Corp.                                        5,000             269
PHH Corp.                                                8,100             379
Provident Life Accident `B'                             14,000             474
Standard Federal Bancorp.                                8,400             331
                                                                     ---------
                                                                         2,250

Health Care - 7.8%

American Home Products                                   4,400             427
Beckman Instruments                                      4,000             142
Pharmacia & Upjohn, Inc.                                11,310             438
Tenet Healthcare Corp. (b)                               9,300             193
                                                                     ---------
                                                                         1,200

Materials & Processing - 6.1%

Lennar Corp.                                             5,750             144
Phelps Dodge Corp.                                       4,500             280
Union Carbide Corp.                                      3,800             143
Wellman, Inc.                                            5,500             125
Willamette Industries                                    4,500             253
                                                                     ---------
                                                                           945

Technology - 11.2%

Advanced Micro Devices (b)                               7,600             125
Harris Corp.                                             4,800             262
Northrop Grumman Corp.                                   6,900             442
Raytheon Co.                                             6,800             321
Seagate Technology (b)                                   6,000             285
Sterling Software, Inc. (b)                              4,700             293
                                                                     ---------
                                                                         1,728
                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Transportation - 2.7%

AMR Corp. (b)                                            1,900       $     141
Conrail, Inc.                                            3,900             273
                                                                     ---------
                                                                           414

Utilities - 9.7%

Comstat Corp.                                           12,200             227
Detroit Edison Co.                                       8,300             286
NICOR, Inc.                                              9,000             247
Pacific Gas & Electric                                  15,100             428
Pacific Telesis                                          9,300             313
                                                                     ---------
                                                                         1,501
                                                                     ---------
Total Common Stocks                                                     14,320
                                                                     =========
(Cost $11,449)

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 7.2%
------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                       (000's)
Repurchase Agreement - 7.2%

State Street Bank                                    $   1,112           1,112
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $1,136,842. Repurchase
  proceeds are $1,112,525.)
                                                                     ---------
Total Short-Term Instruments                                             1,112
(Cost $1,112)                                                        =========

TOTAL INVESTMENTS (A) - 99.8%                                        $  15,432
(Cost $12,561)

OTHER ASSETS AND LIABILITIES (NET) - 0.2%                                   26
                                                                     ---------
NET ASSETS - 100.0%                                                  $  15,458
                                                                     =========
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $   3,130

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                               (259)
                                                                     ---------
    Unrealized appreciation-net                                      $   2,871
                                                                     =========

(b) Non-income producing security.

See Notes to Financial Statements

11.9% Consumer Discretionary                         Short-Term Instruments 9.8%
6.2%  Utilities                                              Capital Goods 10.1%
4.3%  Other                                                Consumer Staples 7.4%
5.2%  Technology                                                     Energy 4.8%
16.0% Materials & Processing                 Financial & Business Services 20.5%
3.7%  Health Care


SCHEDULE OF INVESTMENTS

NFJ Small Cap Value Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 90.1%
------------------------------------------------------------------------------
Capital Goods - 10.1%

AGCO Corp.                                               8,550       $     436
Barnes Group, Inc.                                      10,100             364
Blount International, Inc. `A'                          14,500             381
Brenco, Inc.                                            36,700             376
Kysor Industrial Corp.                                  17,500             424
Oshkosh Truck Corp. `B'                                 25,400             387
Regal Beloit                                            19,200             418
Scotsman Industries, Inc.                               22,400             395
Smith (A.O.) Corp.                                      18,000             374
Tecumseh Products Co. `A'                                7,700             398
Webb Corp.                                              20,300             409
                                                                     ---------
                                                                         4,362

Consumer Discretionary - 11.9%

Blair Corp.                                             13,000             411
Borg Warner Automotive                                  12,600             403
Ennis Business Forms, Inc.                              30,000             368
Fedders USA, Inc.                                       72,300             416
Garan, Inc.                                             22,600             381
Guilford Mills, Inc.                                    17,000             346
Haggar Corp.                                            20,400             367
Handleman Co.                                           28,300             163
Outboard Marine Corp.                                   18,800             383
Oxford Industries, Inc.                                 20,000             335
Ross Stores, Inc.                                       20,800             398
Shopko Stores, Inc.                                     34,200             385
Sturm Ruger & Co., Inc.                                 13,300             364
Toro Co.                                                13,400             441
                                                                     ---------
                                                                         5,161

Consumer Services - 1.7%

Bowne & Co., Inc.                                       19,200             384
Merrill Corp.                                           23,400             374
                                                                     ---------
                                                                           758

Consumer Staples - 7.4%

Bindley Western Industries, Inc.                        24,400             415
Dimon, Inc.                                             25,300             446
Fay's, Inc.                                             57,000             428
International Multifoods                                18,300             368
Marsh Supermarkets, Inc. `B'                            32,100             425
Morningstar Group, Inc. (b)                             48,300             386
Nash Finch Co.                                          20,000             365
Super Foods Services, Inc.                              29,500             384
                                                                     ---------
                                                                         3,217

Energy - 4.8%

Diamond Shamrock R & M, Inc.                            15,100             391
KCS Energy, Inc.                                        30,000             450
Offshore Logistics, Inc.                                32,400             409
Swift Energy Co.                                        35,700             428
Tosco Corp.                                             10,100             385
                                                                     ---------
                                                                         2,063

Financial & Business Services - 20.5%

American Bankers Insurance Group                        11,400             445
American Health Properties                              18,400             396
Boston Bancorp.                                          9,700             390
Capstead Mortgage Corp.                                 17,000             389
Charter One Financial, Inc.                             13,500             413
Collective Bancorp., Inc.                               14,800             376
Comdisco, Inc.                                          17,350             393
Eaton Vance Corp.                                       13,300             376
First Commerce Corp.                                    12,900             413
First Finance Corp.                                     20,600             474
Fremont General                                         11,000             404
Glimcher Realty Trust                                   21,900             378
Hibernia Corp. `A'                                      37,500             403
Inter-Regional Financial Group                          15,150             383
Investors Financial Services Corp.                       2,994              62
Investors Financial Services Corp. `A'                     575              12
Jefferies Group, Inc.                                    8,400             397

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Mcgrath Rentcorp.                                       20,000       $     380
Morgan Keegan, Inc.                                     32,350             408
Orion Capital Corp.                                      9,200             399
Pioneer Financial Services, Inc.                        24,200             448
Raymond James Financial Corp.                           16,400             346
Sovereign Bancorp., Inc.                                37,300             378
U.S. Facilities                                         18,500             395
                                                                     ---------
                                                                         8,858

Health Care - 3.7%

Adac Laboratories                                       32,400             393
Allied Healthcare Products                              24,100             386
Bergen Brunswig `A'                                     16,815             418
ICN Pharmaceuticals, Inc.                               20,225             389
                                                                     ---------
                                                                         1,586

Materials & Processing - 16.0%

Amcast Industrial Corp.                                 21,200             387
American President                                      17,100             393
Butler Manufacturing Co.                                10,850             426
Caraustar Industries, Inc.                              19,400             388
Castle (A.M.) & Co.                                      4,400             124
Chesapeake Corp.                                        13,800             409
Cleveland Cliffs, Inc.                                   9,800             402
Commercial Metals                                       16,100             398
Continental Homes                                       20,200             497
First Mississippi                                       15,400             408
Gencorp                                                 34,300             420
Kaman Corp.                                             36,300             404
Nacco Industries, Inc.                                   6,600             366
Quanex Corp.                                            19,700             382
Standard Motor Products                                 25,200             378
Texas Industries, Inc.                                   7,400             392
Varlen Corp.                                            17,000             366
Wellman, Inc.                                           17,200             391
                                                                     ---------
                                                                         6,931

Technology - 5.2%

Innovex, Inc.                                           20,300             310
Macneal-Schwendler Corp.                                25,700             410
MTS Systems Corp.                                       12,100             399
Pioneer Standard Electronics                            28,000             371
Thiokol Corp.                                           11,200             379
Wyle Labs                                               10,800             379
                                                                     ---------
                                                                         2,248

Transportation - 2.6%

Coachman Industries                                     17,600             383
Sea Containers Limited `A'                              21,800             379
Winnebago Industries                                    47,700             370
                                                                     ---------
                                                                         1,132
Utilities - 6.2%

Central Hudson Gas & Electric                           12,300             380
Commonwealth Energy System                               8,500             380
Eastern Utilities Associates                            16,100             380
Energen Corp.                                           15,800             380
Orange & Rockland Utilities                             10,800             386
Southern California Water Co.                           19,400             393
United Illuminating                                      9,700             363
                                                                     ---------
                                                                         2,662
Total Common Stocks                                                     38,978
(Cost $35,233)                                                       =========


------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 9.8%
------------------------------------------------------------------------------
                                                     Principal
                                                        Amount          Value
                                                       (000's)        (000's)
Repurchase Agreement - 9.8%

State Street Bank                                    $   4,256       $   4,256
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $4,341,274. Repurchase
  proceeds are $4,258,010.)
                                                                     ---------
Total Short-Term Instruments                                             4,256
(Cost $4,256)                                                        =========

TOTAL INVESTMENTS (A) - 99.9%                                        $  43,234
(Cost $39,489)

OTHER ASSETS AND LIABILITIES (NET) - 0.1%                                   36
                                                                     ---------
NET ASSETS - 100.0%                                                  $  43,270
                                                                     =========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $   5,253

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (1,508)
                                                                     ---------
    Unrealized appreciation-net                                      $   3,745
                                                                     =========

(b) Non-income producing security.

See Notes to Financial Statements

7.0%  Short-Term Instruments                                          Other 7.7%
9.7%  Capital Goods                                  Consumer Discretionary 6.2%
22.2% Technology                                          Consumer Services 4.5%
5.0%  Materials & Processing                 Financial & Business Services 29.2%
                                                               Health Care 10.7%

SCHEDULE OF INVESTMENTS

Cadence Capital Appreciation Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
------------------------------------------------------------------------------
Capital Goods - 9.7%

Allied Signal, Inc.                                     72,700       $   3,453
Case Corp.                                              85,800           3,925
Johnson Controls, Inc.                                  50,800           3,493
PPG Industries, Inc                                     71,100           3,253
Rockwell International Corp.                            72,100           3,812
Sundstrand Corp.                                        47,900           3,371
United Technologies                                     38,100           3,615
                                                                     ---------
                                                                        24,922

Consumer Discretionary - 6.2%

HBO & Co.                                               43,400           3,326
Kroger Co. (b)                                         102,400           3,840
Nike, Inc.                                              72,300           5,034
Xerox Corp.                                             26,400           3,617
                                                                     ---------
                                                                        15,817

Consumer Services - 4.5%

La Quinta Motor Inns                                   122,200           3,345
Mattel, Inc.                                           137,376           4,224
Philip Morris Co., Inc.                                 44,400           4,018
                                                                     ---------
                                                                        11,587

Consumer Staples - 1.7%

Kimberly Clark Corp.                                    54,308           4,494
                                                                     ---------

Energy - 2.8%

British Petroleum - ADR                                 35,100           3,585
Royal Dutch Petroleum                                   26,600           3,754
                                                                     ---------
                                                                         7,339

Financial & Business Services - 29.2%

Advanta Corp. `B'                                       88,500           3,219
American Express                                        61,500           2,545
Bank of Boston Corp.                                    74,900           3,464
Bank of New York                                        85,700           4,178
Bankamerica Corp.                                       51,000           3,302
Bear Stearns Cos.                                      120,700           2,399
Chemical Banking Corp.                                  64,200           3,772
Citicorp                                                57,700           3,880
Federal Home Loan Mortgage                              33,800           2,822
First Chicago Corp.                                     81,202           3,207
First Interstate Bank                                   27,200           3,713
First Tennessee National Corp.                          65,300           3,950
Fleet Financial Group, Inc.                             88,900           3,623
Midlantic Corp.                                         55,900           3,668
National City Corp.                                     79,200           2,624
NationsBank Corp.                                       36,200           2,520
Norwest Corp.                                          109,000           3,597
Southtrust Corp.                                       128,300           3,288
St. Paul Cos., Inc.                                     65,700           3,655
TIG Holdings, Inc.                                     142,000           4,047
Transamerica Corp.                                      49,100           3,578
Travelers Group Inc.                                    68,900           4,332
                                                                     ---------
                                                                        75,383

Health Care - 10.7%

American Home Products                                  42,200           4,093
Boston Scientific Corp. (b)                             61,900           3,033
Foundation Health Corp. (b)                             90,500           3,892
Guidant Corp.                                          139,400           5,890
Medtronic, Inc.                                         54,300           3,034
Pharmacia & Upjohn, Inc.                                85,000           3,294
Schering-Plough                                         78,100           4,275
                                                                     ---------
                                                                        27,511

Materials & Processing - 5.0%

Eastman Chemical Co.                                    49,300           3,087
IMC Global, Inc.                                        83,800           3,425
Textron, Inc.                                           46,500           3,139
Union Carbide Corp.                                     87,400           3,278
                                                                     ---------
                                                                        12,929

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Technology - 22.2%

Adaptec, Inc. (b)                                       94,900       $   3,891
Altera Corp. (b)                                        57,900           2,881
Applied Materials (b)                                   62,200           2,449
Arrow Electronics, Inc.                                 74,000           3,191
Cabletron Systems, Inc. (b)                             40,800           3,305
Computer Associates International, Inc.                 44,500           2,531
Dell Computer Corp., Inc.(b)                            84,700           2,933
Digital Equipment Corp. (b)                             51,800           3,322
Gateway 2000, Inc. (b)                                 129,700           3,178
Hewlett Packard Co.                                     36,600           3,065
Intel Corp.                                             47,000           2,667
Loral Corp.                                            143,300           5,068
Oracle Systems Corp. (b)                                56,750           2,405
Seagate Technology (b)                                  63,100           2,997
Sun Microsystems, Inc. (b)                              62,100           2,833
Teradyne, Inc. (b)                                     130,800           3,270
Texas Instruments, Inc.                                 58,800           3,043
Tyco Labs                                               90,600           3,228
U.S. Robotics Corp. (b)                                 13,400           1,176
                                                                     ---------
                                                                        57,433

Transportation - 1.0%

Delta Air Lines                                         34,300           2,534

Utilities - 2.2%

General Public Utilities                                91,700           3,118
Unicom Corp.                                            76,800           2,515
                                                                     ---------
                                                                         5,633
                                                                     ---------
Total Common Stocks                                                    245,582
(Cost $198,199)                                                      =========

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 7.0%
------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                       (000's)
Repurchase Agreement - 7.0%
State Street Bank                                    $  18,150          18,150
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $18,515,236. Repurchase
  proceeds are $18,158,571.)
                                                                     ---------
Total Short-Term Instruments                                            18,150
(Cost $18,150)                                                       =========

TOTAL INVESTMENTS (A) - 102.2%                                       $ 263,732
(Cost $216,349)

OTHER ASSETS AND LIABILITIES (NET) - (2.2%)                             (5,588)
                                                                     ---------
NET ASSETS - 100.0%                                                  $ 258,144
                                                                     =========
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $  50,843

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (3,460)
                                                                     ---------
    Unrealized appreciation-net                                      $  47,383
                                                                     =========

(b) Non-income producing security.

See Notes to Financial Statements

6.7%  Other                                          Short-Term Instruments 6.5%
28.0% Financial & Business Services                               Utilities 2.5%
8.7%  Consumer Discretionary                                    Technology 28.2%
7.5%  Capital Goods                                            Health Care 10.9%


SCHEDULE OF INVESTMENTS
Cadence Mid Cap Growth Fund
December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 92.5%
------------------------------------------------------------------------------
Capital Goods - 7.5%

Belden, Inc.                                               70,100      $ 1,805
GATX Corp.                                                 44,400        2,159
Harnischfeger Industries, Inc.                             58,500        1,945
Mark IV Industries, Inc.                                   75,741        1,496
Northrop Grumman Corp.                                     35,200        2,253
Oakwood Homes                                              47,700        1,830
Redman Industries, Inc. (b)                                 6,700          226
York International Corp.                                   48,700        2,289
                                                                     ---------
                                                                        14,003

Consumer Discretionary - 8.7%

Callaway Golf Co.                                          95,400        2,158
Cytec Industries, Inc. (b)                                 32,300        2,015
First Brands Corp.                                         53,200        2,534
General Nutrition Cos., Inc. (b)                          115,900        2,665
Harman International                                       43,160        1,732
HBO & Co.                                                  31,800        2,437
Mattel, Inc.                                               82,332        2,532
                                                                     ---------
                                                                        16,073

Consumer Services - 1.0%

Advo, Inc.                                                 70,700        1,837


Consumer Staples - 2.4%

Kroger Co. (b)                                             67,000        2,513
Richfood Holdings, Inc.                                    71,100        1,902
                                                                     ---------
                                                                         4,415

Energy - 1.2%

Stolt-Nielsen S.A.                                         76,300        2,203


Financial & Business Services - 28.0%

Advanta Corp. `A'                                          50,350        1,926
Allmerica Financial Corp. (b)                              80,100        2,163
American Re Corp.                                          46,900        1,917
Bank of Boston Corp.                                       46,800        2,165
Baybanks, Inc.                                             23,600        2,319
Citizens Corp.                                            101,200        1,885
Comdisco, Inc.                                             88,250        1,997
Crestar Financial Corp.                                    41,000        2,424
Cullen/Frost Bankers, Inc.                                 35,200        1,760
Finova Group, Inc.                                         52,700        2,543
First American Corp.                                       39,500        1,871
First USA, Inc.                                            48,600        2,157
Gallagher Arthur J. & Co.                                  12,500          466
Green Tree Financial Corp.                                 92,100        2,429
Mark Twain Bancshares, Inc.                                24,900          966
MGIC Investment Corp.                                      39,800        2,159
Mid Ocean Limited                                          53,100        1,970
Mutual Risk Management Limited                             61,300        2,804
NAC Re Corp.                                               49,700        1,789
Protective Life Corp.                                      60,900        1,903
Southern National Corp.                                    86,900        2,281
Summit Bancorp.                                            70,000        2,205
SunAmerica, Inc.                                           56,200        2,670
The Money Store                                           151,100        2,361
Trustmark Corp.                                            40,100          912
Union Planters Corp.                                       57,600        1,836
                                                                     ---------
                                                                        51,878

Health Care - 10.9%

Boston Scientific Corp. (b)                                44,200        2,166
Guidant Corp.                                              84,200        3,557
Health Management Associates `A' (b)                       88,900        2,323

                                                                         Value
                                                        Shares         (000's)
--------------------------------------------------------------------------------
Horizon Healthcare Corp. (b)                               79,700    $   2,012
Medtronic, Inc.                                            36,700        2,051
Ornda Healthcorp (b)                                      104,500        2,430
Sybron Corp. (b)                                          135,000        3,206
Watson Pharmaceutical, Inc. (b)                            48,100        2,357
                                                                     ---------
                                                                        20,102

Materials & Processing - 1.2%

Praxair, Inc.                                              65,700        2,209


Technology - 28.2%

Applied Materials (b)                                      58,200        2,292
Ascend Communications, Inc. (b)                            27,800        2,255
Cabletron Systems, Inc. (b)                                40,000        3,240
Cadence Designs Systems, Inc. (b)                          86,600        3,637
Ceridian Corp. (b)                                         73,500        3,032
Cheyenne Software, Inc. (b)                                87,500        2,286
Computer Associates International, Inc.                    31,800        1,808
Credence Systems Co. (b)                                   86,560        1,980
Harris Corp.                                               33,100        1,808
KLA Instruments Corp. (b)                                  78,300        2,041
Lam Research Corp. (b)                                     43,400        1,986
Loral Corp.                                               100,200        3,545
McAfee Associates, Inc. (b)                                51,100        2,242
McDonnell Douglas                                          31,800        2,926
Netmanage, Inc. (b)                                        91,000        2,116
Oracle Systems Corp. (b)                                   40,600        1,720
Parametric Technology Corp. (b)                            38,600        2,567
Raychem Corp.                                              41,300        2,349
S3, Inc. (b)                                              148,900        2,624
Sun Microsystems, Inc. (b)                                 74,300        3,390
Teradyne, Inc. (b)                                         95,200        2,380
                                                                     ---------
                                                                        52,224

Transportation - 0.9%

America West Airlines (b)                                 103,700        1,763


Utilities - 2.5%

Boston Edison Co.                                          60,900        1,796
Frontier Corp.                                             94,900        2,847
                                                                     ---------
                                                                         4,643
                                                                     ---------
Total Common Stocks                                                    171,350
(Cost $133,628)                                                      =========

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 6.5%
------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                          (000's)
Repurchase Agreement - 6.5%

State Street Bank                                        $ 12,094       12,094
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $12,339,058. Repurchase
  proceeds are $12,099,711.)
                                                                     ---------
Total Short-Term Instruments                                         $  12,094
(Cost $12,094)                                                       =========


Cadence Mid Cap Growth Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
TOTAL INVESTMENTS (A) - 99.0%                                        $ 183,444
(Cost $145,722)

OTHER ASSETS AND LIABILITIES (NET) - 1.0%                                1,806
                                                                     ---------

NET ASSETS - 100.0%                                                  $ 185,250
                                                                     =========
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $  38,768

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (1,046)
                                                                     ---------
    Unrealized appreciation-net                                      $  37,722
                                                                     =========

(b) Non-income producing security.

See Notes to Financial Statements

5.8%  Consumer Services                                      Capital Goods 11.1%
29.2% Technology                                     Consumer Discretionary 7.1%
5.0%  Other                                          Materials & Processing 5.1%
12.1% Health Care                                          Consumer Staples 4.2%
                                             Financial & Business Services 20.8%

SCHEDULE OF INVESTMENTS

Cadence Micro Cap Growth Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
------------------------------------------------------------------------------
Capital Goods - 11.1%
Gardner Denver Machinery, Inc. (b)                         48,800    $     927
Helix Technology                                           28,500        1,126
Hughes Supply, Inc.                                        28,000          791
Interpool, Inc. (b)                                        71,900        1,285
NCI Building Systems, Inc. (b)                             33,350          825
Shelter Components Corp.                                   98,750        1,617
Watsco, Inc. `A'                                           92,750        1,658
                                                                     ---------
                                                                         8,229

Consumer Discretionary - 7.1%

Culp, Inc.                                                107,550        1,196
Custom Chrome, Inc. (b)                                    54,500        1,260
Day Runner, Inc. (b)                                       22,900          790
Holophane Corp. (b)                                        60,150        1,308
Orchard Supply Hardware Store (b)                          35,100          724
                                                                      --------
                                                                         5,278

Consumer Services - 5.8%

Aaron Rents, Inc. `B'                                      41,500          747
Anchor Gaming (b)                                          35,100          799
Ha-Lo Industries, Inc. (b)                                 18,500          569
Penn National Gaming, Inc. (b)                             40,000          515
Reeds Jewelers, Inc. (b)                                   89,400          905
Riser Foods, Inc.                                          46,700          753
                                                                      --------
                                                                         4,288

Consumer Staples - 4.2%

Alpine Lace Brands, Inc. (b)                              128,700        1,223
Fresh America Corp. (b)                                    32,300          311
Morningstar Group, Inc. (b)                               102,400          819
Sylvan, Inc. (b)                                           64,600          767
                                                                      --------
                                                                         3,120

Energy - 1.2%
ICO, Inc.                                                 177,200          864


Financial & Business Services - 20.8%

Aames Financial Corp.                                      51,600        1,438
Bank of New Hampshire Corp.                                33,900        1,466
Charter Bancshares, Inc.                                   39,480          775
Chittenden Corp.                                           60,944        1,950
Community First Bankshares                                 75,400        1,715
Graphic Industries                                        112,700        1,381
Pioneer Financial Services, Inc.                           94,200        1,743
Provident Bankshares Corp.                                 45,790        1,351
Right Management Consultants (b)                           83,400        1,939
Vermont Financial Services Corp.                           48,500        1,676
                                                                      --------
                                                                        15,434

Health Care - 12.1%

Conmed Corp. (b)                                           77,850        1,946
Corvel Corp. (b)                                           44,500        1,697
Inphynet Medical Management (b)                            45,500        1,092
Rexall Sundown, Inc. (b)                                   41,700          917
Rotech Medical Corp. (b)                                   32,100          883
Sterling Healthcare Group (b)                              60,900          647
Vitalink Pharmacy Service (b)                              61,200        1,423
Youth Services International, Inc. (b)                     23,000          357
                                                                      --------
                                                                         8,962

Materials & Processing - 5.1%
Castle (A.M.) & Co.                                        77,000        2,166
Roanoke Electric Steel Corp.                               96,550        1,605
                                                                      --------
                                                                         3,771


                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Technology - 29.2%

Altron, Inc. (b)                                        58,550       $  1,757
Aseco Corp. (b)                                         74,900          1,236
Barra, Inc. (b)                                         49,200            835
Bay Networks, Inc. (b)                                  36,697          1,509
Bel Fuse, Inc. (b)                                      78,300            822
Ciber, Inc. (b)                                         31,700            741
Compucom Systems, Inc. (b)                             144,500          1,373
Credence Systems Co. (b)                                44,050          1,008
Electro Scientific Industries (b)                       42,500          1,243
Gelman Sciences, Inc. (b)                               77,650          1,961
Ikos Systems, Inc. (b)                                 119,800          1,333
International Remote Imaging Systems (b)                94,400            743
Microcom, Inc. (b)                                      83,700          2,176
Microdyne Corp. (b)                                     49,400            840
TCSI Corp. (b)                                          77,500          1,434
Tencor Instruments (b)                                  26,200            639
Tylan General, Inc. (b)                                 65,500            802
United Video Satellite (b)                              43,500          1,175
                                                                     --------
                                                                       21,627

Transportation - 1.1%

Atlantic Coast Airlines, Inc. (b)                       76,900            788
                                                                     --------
Total Common Stocks                                                    72,361
(Cost $54,728)                                                       ========
------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 2.7%
------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                       (000's)
Repurchase Agreement - 2.7%

State Street Bank                                      $ 2,027          2,027
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $2,067,590. Repurchase
  proceeds are $2,027,957.)
                                                                    ---------
Total Short-Term Instruments                                            2,027
(Cost $2,027)                                                       =========

TOTAL INVESTMENTS (A) - 100.4%                                      $  74,388
(Cost $56,755)

OTHER ASSETS AND LIABILITIES (NET) - (0.4%)                              (283)
                                                                    ---------
NET ASSETS - 100.0%                                                 $  74,105
                                                                    =========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                         $  18,800

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                            (1,167)
                                                                    ---------
    Unrealized appreciation-net                                     $  17,633
                                                                    =========

(b) Non-income producing security.

See Notes to Financial Statements

6.6%  Consumer Discretionary                                 Capital Goods 12.4%
20.6% Technology                                     Short-Term Instruments 6.0%
7.8%  Materials & Processing                              Consumer Services 3.0%
14.3% Health Care                             Financial & Business Services 33.0


SCHEDULE OF INVESTMENTS

Cadence Small Cap Growth Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
------------------------------------------------------------------------------
Capital Goods - 12.4%

Blount International, Inc. `A'                             33,600     $    882
Helix Technology                                           22,500          889
IDEX Corp.                                                 29,300        1,194
Methode Electronics `A'                                    73,250        1,044
NCI Building Systems, Inc. (b)                             13,900          344
Roper Industries, Inc.                                     30,300        1,114
Standex International Corp.                                35,500        1,163
United Waste Systems, Inc. (b)                             33,600        1,252
Watkins-Johnson Co.                                        24,900        1,089
                                                                      --------
                                                                         8,971
Consumer Discretionary - 6.6%

Anthony Industries, Inc.                                   47,300        1,088
Rex Stores Co. (b)                                         56,700        1,006
St. John Knits, Inc.                                       15,700          834
Toro Co.                                                   31,200        1,026
United Television, Inc.                                     8,800          794
                                                                      --------
                                                                         4,748
Consumer Services - 3.0%

Gilat Satellite Networks Limited (b)                       37,500          947
Ross Stores, Inc.                                          41,200          788
U.S. Home Corp. (b)                                        12,200          355
Whole Foods Market, Inc. (b)                                7,900          110
                                                                      --------
                                                                         2,200
Financial & Business Services - 33.0%

Allied Group, Inc.                                         29,500        1,062
American Travellers Co. (b)                                51,200        1,440
Associated Banc-Corp.                                      25,187        1,031
Capital Re Corp.                                           40,300        1,239
Centura Banks, Inc.                                        24,600          864
City National Corp.                                        40,700          570
Colonial Bancgroup, Inc.                                   13,600          439
E.W. Blanch Holdings, Inc.                                 22,100          517
Executive Risk, Inc.                                       40,100        1,163
First Midwest Bancorp., Inc.                               20,900          603
Green Tree Financial Corp.                                 55,700        1,469
Harleysville Group, Inc.                                   16,100          521
HCC Insurance Holdings, Inc. (b)                           30,800        1,140
MMI Cos., Inc.                                             34,900          838
National Re Corp.                                          25,800          980
Olympic Financial Limited (b)                              35,600          579
Penncorp Financial Group, Inc.                             43,700        1,284
Peoples Heritage Financial Group                           35,400          805
Protective Life Corp.                                      43,400        1,356
Reinsurance Group of America                               23,100          846
Selective Insurance Group                                  24,100          856
The Money Store                                            51,000          797
Trans Financial, Inc.                                      15,100          270
Trenwick Group, Inc.                                       14,700          827
UST Corp.                                                  59,800          867
Vesta Insurance Group, Inc.                                24,100        1,313
Westamerica Bancorp.                                        3,500          151
                                                                      --------
                                                                        23,827

Health Care - 14.3%

Conmed Corp. (b)                                           20,700          518
Inphynet Medical Management (b)                            44,900        1,078
Maxicare Health Plans, Inc. (b)                            27,400          736
Orthodontic Centers of America, Inc. (b)                   27,400        1,322
Physician Reliance Network (b)                             24,400          970
Physio-Control International Corp. (b)                     48,100          860
Rotech Medical Corp. (b)                                   35,000          963
Universal Health Services, Inc. (b)                        28,800        1,278
Vital Signs, Inc.                                          42,200        1,113
Watson Pharmaceutical, Inc. (b)                            29,800        1,460
                                                                      --------
                                                                        10,298

Materials & Processing - 7.8%

Amcol International Corp.                                  51,300          731
Castle (A.M.) & Co.                                        17,700          498
Intertape Polymer Group, Inc.                              21,400          671

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Medusa Corp.                                               31,000     $    822
Mississippi Chemical Corp.                                 30,900          718
Mueller Industries, Inc. (b)                               34,800        1,018
NN Ball & Roller, Inc.                                     21,350          374
Titan Wheel International, Inc.                            48,125          782
                                                                      --------
                                                                         5,614
Technology - 20.6%

Adobe Systems, Inc.                                        12,048          746
Altron, Inc. (b)                                           30,000          900
Atmel Corp. (b)                                            34,900          781
Brightpoint, Inc. (b)                                      45,000          636
FSI International, Inc. (b)                                32,000          648
Global Village Communication (b)                           34,900          676
Hutchinson Technology (b)                                  14,800          625
KLA Instruments Corp. (b)                                  28,900          753
Kulicke & Soffa Industries (b)                             14,700          342
Lattice Semiconductor Corp. (b)                            27,700          904
LSI Logic Corp. (b)                                        20,000          655
LTX Corp. (b)                                              70,700          645
Network Equipment Tech, Inc. (b)                           32,600          892
NU Horizons Electronics, Inc. (b)                          20,700          367
Rational Software Corp. (b)                                48,200        1,078
Sanmina Corp. (b)                                          22,000        1,141
Sierra Semiconductor Corp. (b)                             60,600          841
Silicon Valley Group, Inc. (b)                             32,500          821
Tencor Instruments (b)                                     25,400          619
Wyle Labs                                                  23,100          811
                                                                      --------
                                                                        14,881
                                                                      --------
Total Common Stocks                                                     70,539
(Cost $55,218)                                                        ========

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 6.0%
------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                        (000's)
Repurchase Agreement - 6.0%

State Street Bank                                       $   4,297        4,297
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $4,387,812. Repurchase
  proceeds are $4,299,029.)
                                                                     ---------
Total Short-Term Instruments                                             4,297
(Cost $4,297)                                                        =========

TOTAL INVESTMENTS (A) - 103.7%                                       $  74,836
(Cost $59,515)

OTHER ASSETS AND LIABILITIES (NET) - (3.7%)                             (2,661)
                                                                     ---------
NET ASSETS - 100.0%                                                  $  72,175
                                                                     =========
Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $  16,421

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess of
    tax cost over value.                                                (1,100)
                                                                     ---------
    Unrealized appreciation-net                                      $  15,321
                                                                     =========

(b) Non-income producing security.

See Notes to Financial Statements

7.2%  Short-Term Instruments                        Consumer Discretionary 12.6%
5.3%  Utilities                                            Consumer Staples 9.7%
25.3% Technology                             Financial & Business Services 15.0%
4.7%  Other                                                    Health Care 21.7%

SCHEDULE OF INVESTMENTS

Columbus Circle Investors Core Equity Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
------------------------------------------------------------------------------
Consumer Discretionary - 12.6%

Disney (Walt) Productions                                  10,400     $    614
Federated Department Stores, Inc. (b)                      18,000          495
General Motors `H'                                          7,300          359
Kroger Co. (b)                                             10,400          390
Liberty Media Group `A' (b)                                12,900          336
Mirage Resorts (b)                                         16,300          562
Nike, Inc.                                                  4,800          334
Office Depot, Inc.                                         16,900          334
Viacom, Inc. `B' (b)                                       17,700          839
                                                                      --------
                                                                         4,263

Consumer Staples - 9.7%

Black & Decker Corp.                                       21,400          754
Kimberly Clark Corp.                                       16,000        1,324
Pepsico                                                    21,500        1,201
                                                                      --------
                                                                         3,279

Energy - 3.4%
Amerada Hess Corp.                                          6,800          360
British Petroleum - ADR                                     4,269          436
Schlumberger Limited                                        5,100          353
                                                                      --------
                                                                         1,149

Financial & Business Services - 15.0%

Aetna Life & Casualty Co.                                   6,700          464
American Express                                           15,600          645
American International Group, Inc.                          8,550          791
Bank of New York                                           10,800          527
Chemical Banking Corp.                                     11,300          664
Cigna Corp.                                                 6,800          702
Fleet Financial Group, Inc.                                 8,200          334
Green Tree Financial Corp.                                 22,000          580
Stratacom, Inc.                                             5,100          375
                                                                      --------
                                                                         5,082

Health Care - 21.7%

Amgen, Inc. (b)                                            18,900        1,122
Boston Scientific Corp. (b)                                10,100          495
Columbia HCA Healthcare Corp.                              20,780        1,055
Johnson & Johnson                                          15,100        1,293
Medtronic, Inc.                                            16,300          911
Merck & Co., Inc.                                          18,800        1,236
Smithkline Beecham - ADR                                   12,400          688
United Healthcare Corp.                                     8,600          563
                                                                      --------
                                                                         7,363

Materials & Processing - 1.3%

Potash Corp. of Saskatchewan                                6,300          447

Technology - 25.3%

3Com Corp. (b)                                              8,000          373
Applied Materials (b) (c)                                  12,400          488
Boeing                                                     10,200          800
Cisco Systems (b)                                          13,500        1,007
Computer Associates International, Inc.                    14,650          833
Ericsson (L.M.) - ADR                                      34,200          667
First Data Corp.                                            8,500          568
General Motors `E'                                         14,600          760
Hewlett Packard Co.                                         7,800          653
Informix Corp. (b)                                         10,000          300
KLA Instruments Corp. (b)                                   6,600          172
LSI Logic Corp. (b)                                        10,000          328
Microsoft Corp. (b)                                        11,000          965
Oracle Systems Corp. (b)                                   13,250          561
U.S. Robotics Corp. (b)                                     1,000           88
                                                                      --------
                                                                         8,563

                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
Utilities - 5.3%

AT&T Corp.                                                 15,000     $    971
MCI Communications Corp.                                   31,200          815
                                                                      --------
                                                                         1,786
                                                                      --------
Total Common Stocks                                                     31,932
(Cost $29,162)                                                        ========


------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 7.2%
------------------------------------------------------------------------------
                                                         Principal
                                                            Amount
                                                           (000's)
Repurchase Agreement - 7.2%

State Street Bank                                       $   2,444        2,444
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $2,493,075. Repurchase
  proceeds are $2,445,154.)
                                                                      --------
TOTAL SHORT-TERM INSTRUMENTS                                             2,444
(Cost $2,444)                                                         ========

TOTAL INVESTMENTS (A) - 101.5%                                        $ 34,376
(Cost $31,606)

WRITTEN OPTION (C) - 0.0%                                                   (9)
(Premium $10)

OTHER ASSETS AND LIABILITIES (NET) - (1.5%)                               (497)
                                                                      --------
NET ASSETS -100.0%                                                    $ 33,870
                                                                      ========

Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  3,414

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                               (644)
                                                                      --------
    Unrealized appreciation-net                                       $  2,770
                                                                      ========
(b) Non-income producing security.

(c) Premium received on Written Covered Call Option:

                                                Number of     Premium   Market
Type                                             Contacts    Received    Value
------------------------------------------------------------------------------
Applied Materials                                      44        $ 10      $ 9
 Strike @ 40.00 Exp. 1/96


See Notes to Financial Statements

8.8%  Financial & Business Services                 Consumer Discretionary 20.7%
4.1%  Materials & Processing                             Consumer Services 25.2%
17.8% Technology                                    Short-Term Instruments 12.8%
2.9%  Other
10.6% Health Care


SCHEDULE OF INVESTMENTS

Columbus Circle Investors Mid Cap Equity Fund

December 31, 1995 (unaudited)

                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 90.1%
------------------------------------------------------------------------------
Consumer Discretionary - 20.7%

Boston Chicken (b)                                         11,700      $   376
Callaway Golf Co.                                           6,600          149
Diebold, Inc.                                               5,400          299
Estee Lauder                                                2,400           84
Gucci, Inc.                                                 4,400          171
Harley Davidson, Inc.                                       4,900          141
Liz Claiborne, Inc.                                         3,900          108
Officemax, Inc. (b)                                         8,350          187
Premisys Communications                                     3,100          174
Warnaco Group, Inc. `A'                                     3,500           88
                                                                       -------
                                                                         1,777

Consumer Services - 25.2%

Clear Channel Communications                                3,000          132
Diamond Multimedia Systems                                  2,800          100
DST Systems, Inc.                                           3,000           86
Fiserv, Inc. (b)                                            5,600          168
Gartner Group, Inc. (b)                                     4,000          192
General Nutrition Cos., Inc. (b)                           12,600          290
HFS, Inc. (b)                                               5,400          441
Mentor Graphics Corp. (b)                                   5,400           99
Paging Network, Inc.                                        8,000          195
Peoplesoft, Inc.                                            4,000          172
Scholastic Corp.                                            1,900          148
Starbucks Corp.                                             6,400          134
                                                                       -------
                                                                         2,157

Energy - 1.1%

Ucar International, Inc.                                    2,900           98

Financial & Business Services - 8.8%

American Re Corp.                                           2,900          119
Mid Ocean Limited                                           2,700          100
PMI Group, Inc.                                             3,300          149
Prudential Reinsurance Holdings                            13,100          306
Symantec Corp. (b)                                          3,500           81
                                                                       -------
                                                                           755

Health Care - 10.6%

Guidant Corp.                                               9,400          397
Healthsouth Corp. (b)                                       7,100          207
Medpartners/Mullikin                                        4,800          158
Mylan Laboratories                                          6,150          145
                                                                       -------
                                                                           907

Materials & Processing - 4.1%

Bowater, Inc.                                               2,800           99
Millipore Corp.                                             1,800           74
Potash Corp. of Saskatchewan                                2,500          177
                                                                       -------
                                                                           350

Technology - 17.8%

Adtran, Inc. (b)                                            1,700           92
Ascend Communications, Inc. (b)                             1,500          122
Dell Computer Corp., Inc. (b)                               3,600          125
Fore Systems (b)                                            2,500          149
Madge Networks N.V. (b)                                     3,800          170
Memc Electronics                                            3,400          111
Millicom International Cellular (b)                         2,800           85
Qualcomm, Inc. (b)                                          5,800          249
Raychem Corp.                                               1,400           80
Sterling Software, Inc. (b)                                 2,100          131
Structural Dynamics Research (b)                            3,100           91
Vishay Intertechnology, Inc.                                3,970          125
                                                                       -------
                                                                         1,530

                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
Utilities - 1.8%

MFS Communications Co., Inc. (b)                            2,900      $   154
                                                                       -------
Total Common Stocks                                                      7,728
(Cost $6,340)                                                          =======

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 12.8%
------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                          (000's)
Repurchase Agreement - 12.8%

State Street Bank                                        $  1,095        1,095
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $1,123,546. Repurchase
  proceeds are $1,095,517.)
                                                                       -------
Total Short-Term Instruments                                             1,095
(Cost $1,095)                                                          =======

TOTAL INVESTMENTS (A) - 102.9%                                         $ 8,823
(Cost $7,435)

OTHER ASSETS AND LIABILITIES (NET) - (2.9%)                               (246)
                                                                       -------
NET ASSETS - 100.0%                                                    $ 8,577
                                                                       =======

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                            $ 1,464

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                                (76)
                                                                       -------
    Unrealized appreciation-net                                        $ 1,388
                                                                       =======

(b) Non-income producing security.

See Notes to Financial Statements

4.2%  Capital Goods                                                   Other 4.0%
14.1% Technology                             Financial & Business Services 16.4%
13.7  Utilities                                            Consumer Staples 9.2%
4.7%  Materials & Processing                                         Energy 6.7%
11.8% Health Care                                  Consumer Discrectionary 16.3%


SCHEDULE OF INVESTMENTS

Parametric Enhanced Equity Fund

December 31, 1995 (unaudited)


                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
------------------------------------------------------------------------------
Capital Goods - 4.2%

Allied Signal, Inc.                                        11,492      $   546
Caterpillar, Inc.                                           9,500          558
Cummins Engine, Inc.                                       10,000          370
Emerson Electric Co.                                        2,900          237
General Electric                                            4,000          288
Grainger (W.W.), Inc.                                       6,600          437
Illinois Tool Works                                         5,000          295
Ingersoll Rand Co.                                          7,000          246
Northrop Grumman Corp.                                     10,000          640
Paccar, Inc.                                                1,430           60
Potlatch Corp.                                              5,200          208
                                                                       -------
                                                                         3,885

Consumer Discretionary - 16.3%

Albertson's, Inc.                                          19,637          646
Briggs & Stratton Co.                                       7,000          304
Cooper Tire & Rubber Corp.                                 15,000          369
Crown Cork & Seal (b)                                      10,600          443
Dana Corp.                                                 15,500          453
Dial Corp.                                                 13,000          385
Dillard Department Stores                                   5,700          162
Disney (Walt) Productions                                  15,500          915
Echlin, Inc.                                               15,300          558
Fleming Cos., Inc.                                          3,593           74
FMC Corp.                                                   3,700          250
Genuine Parts Co.                                           4,300          176
Giant Foods, Inc.                                           4,300          135
Gillette Co.                                                4,100          214
Harland (John H.) Co.                                          63            1
Home Depot, Inc.                                           16,400          785
International Flavors & Fragrances                          5,100          245
King World Productions (b)                                  9,300          362
Kroger Co. (b)                                             15,100          566
Limited, Inc.                                              15,800          275
Liz Claiborne, Inc.                                         9,500          264
Lowes Co.                                                  14,100          472
McDonalds Corp.                                             7,500          338
Minnesota Mining & Manufacturing Co.                        6,600          437
Nike, Inc.                                                 14,100          982
Premark International, Inc.                                11,200          567
Procter & Gamble Co.                                       11,248          934
Ralston-Purina Group                                            1            0
Reebok International Limited                               15,100          427
Schweitzer-Mauduit                                            750           17
Seagrams Limited                                            8,500          294
SPX Corp.                                                   4,200           67
Stride Rite Corp.                                           8,700           65
Toys R Us (b)                                               9,100          198
Unilever N.V.                                               2,700          380
UST, Inc.                                                  15,900          531
VF Corp.                                                    3,500          185
Wal-Mart Stores, Inc.                                      28,100          629
Walgreen Co.                                                8,023          240
Wendy's International, Inc.                                11,900          253
Winn Dixie Stores                                          12,000          443
                                                                       -------
                                                                        15,041

Consumer Services - 1.8%

CUC International, Inc. (b)                                10,550          360
Harrah's Entertainment, Inc. (b)                           21,600          524
Mattel, Inc.                                               23,800          732
                                                                       -------
                                                                         1,616

Consumer Staples - 9.2%

American Brands, Inc.                                       5,900      $   263
American Stores Co.                                         6,100          163
Anheuser Busch                                              9,900          662
Archer-Daniel Midland                                       7,334          132
Campbell Soup Co.                                          11,000          660
Coca-Cola Co.                                              17,600        1,307
Colgate Palmolive                                           1,400           98
Conagra                                                    15,075          622
CPC International, Inc.                                     5,800          398
General Mills, Inc.                                         2,500          144
Heinz (H.J.) Co.                                            3,050          100
Kellogg Co.                                                 4,654          360
Kimberly Clark Corp.                                        8,200          679
Pepsico                                                    19,100        1,067
Philip Morris Co., Inc.                                    11,800        1,068
Quaker Oats Co.                                             4,065          140
Sara Lee Corp.                                             10,500          335
Sysco Corp.                                                 5,900          192
Wrigley, William Jr. Co.                                    2,800          147
                                                                       -------
                                                                         8,537

Energy - 6.7%

Amoco Corp.                                                 9,200          661
Atlantic Richfield Co.                                      2,400          266
Chevron Corp.                                              10,900          572
Exxon Corp.                                                15,700        1,258
Mobil Corp.                                                 7,361          824
Phillips Petroleum Co.                                     13,600          464
Royal Dutch Petrol Guilder                                  8,000        1,129
Schlumberger Limited                                        3,400          235
Texaco, Inc.                                                8,468          665
Unocal Corp.                                                3,729          109
                                                                       -------
                                                                         6,183

Financial & Business Services - 16.4%

American International Group, Inc.                          7,837          725
Banc One Corp.                                             15,480          584
Bank of Boston Corp.                                       13,400          620
Bankamerica Corp.                                          14,000          907
Bankers Trust N.Y. Corp.                                    3,684          245
Barnett Banks of Florida                                    6,200          366
Chase Manhattan Corp.                                       7,300          443
Chemical Banking Corp.                                     13,311          782
Chubb Corp.                                                 4,900          474
Cigna Corp.                                                 1,400          145
Citicorp                                                   16,283        1,095
Federal National Mortgage Assn.                            10,600        1,316
First Chicago Corp.                                         7,650          302
First Fidelity                                              6,900          520
First Union Corp.                                           9,400          523
Fleet Financial Group, Inc.                                13,100          534
General Re Corp.                                            2,600          403
Golden West Financial Corp.                                10,100          558
H & R Block                                                 7,800          316
Jefferson Pilot Corp.                                       8,400          391
Merrill Lynch Co.                                           2,700          138
Morgan J.P. and Co., Inc.                                   4,558          366
NationsBank Corp.                                           8,766          610
Norwest Corp.                                              21,170          699
Safeco Corp.                                                8,600          297
St. Paul Cos., Inc.                                         6,800          378
Suntrust Banks, Inc.                                        9,500          650
Wachovia Corp.                                              4,800          220
Wells Fargo & Co.                                           2,461          532
                                                                       -------
                                                                        15,139

Parametric Enhanced Equity Fund
December 31, 1995 (unaudited)

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------
Health Care - 11.8%
Abbott Laboratories                                        19,500      $   814
American Home Products                                      4,500          437
Amgen, Inc. (b)                                            12,500          742
Becton Dickinson                                            4,500          338
Beverly Enterprises                                         9,300           99
Bristol Myers Squibb                                        5,700          489
Johnson & Johnson                                          13,000        1,113
Lilly Eli & Co.                                             5,200          293
Manor Care, Inc.                                            4,300          150
Medtronic, Inc.                                            19,800        1,106
Merck & Co., Inc.                                          16,600        1,091
Pfizer, Inc.                                               14,700          926
Schering-Plough                                            14,300          783
Shared Medical Systems Corp.                                3,100          169
St. Jude Medical Enterprises, Inc.                         13,950          600
United Healthcare Corp.                                    11,900          779
U.S. Health Care Systems, Inc.                              7,400          344
Warner Lambert Co.                                          6,300          612
                                                                       -------
                                                                        10,885

Materials & Processing - 4.7%

Barrick Gold Corp.                                         12,200          322
du Pont (E.I.) de Nemours                                   7,000          489
Engelhard Corp.                                             3,750           82
First Mississippi                                           1,900           50
First Mississippi Gold, Inc. (b)                            1,204           27
Fluor Corp.                                                 6,277          414
Great Lakes Chemical                                        4,700          338
Hercules, Inc.                                              8,300          468
International Paper                                         8,746          330
Louisiana Pacific Corp.                                    10,300          250
Morton International                                        9,200          330
NUCOR Corp.                                                 6,900          394
Pall Corp.                                                  6,855          184
Union Carbide Corp.                                        13,800          518
Worthington Industries, Inc.                                9,400          196
                                                                       -------
                                                                         4,392

Technology - 14.1%

Advanced Micro Devices                                     24,900          411
Andrew Corp. (b)                                           11,550          442
Applied Materials (b)                                      11,800          465
Autodesk, Inc.                                              5,400          185
Automatic Data Processing                                   7,400          549
Cabletron Systems, Inc. (b)                                 4,000          324
Compaq Computer Corp. (b)                                  15,000          720
Computer Associates International, Inc.                     8,850          503
DSC Communications (b)                                     18,300          675
General Dynamics Corp.                                      9,200          544
Honeywell, Inc.                                             2,600          126
IBM Corp.                                                   3,900          358
Intel Corp.                                                17,000          965
Loral Corp.                                                22,200          785
McDonnell Douglas                                          11,300        1,040
Micron Technology, Inc.                                    13,600          539
Microsoft Corp. (b)                                        11,700        1,027
Motorola                                                    8,980          512
National Semiconductor (b)                                  8,400          187
Northern Telecommunications Limited                         2,500          108
Novell, Inc. (b)                                           18,300          260
Oracle Systems Corp. (b)                                   17,350          735
Raytheon Co.                                               12,700          600

                                                                         Value
                                                        Shares         (000's)
------------------------------------------------------------------------------

Service Corp. International                                 6,500      $   286
Tektronix                                                   6,700          329
Texas Instruments, Inc.                                     5,400          279
WMX Technologies                                            4,723          141
                                                                       -------
                                                                        13,095

Transportation - 0.7%

Consolidated Freightways, Inc.                             10,000          265
Norfolk Southern                                            2,700          214
Southwest Airlines                                          7,500          174
                                                                       -------
                                                                           653
Utilities - 13.7%

AT&T Corp.                                                  7,500          486
American Electric Power, Inc.                               5,961          240
Ameritech                                                  10,133          598
Baltimore Gas & Electric                                    7,284          208
Bell Atlantic Corp.                                         4,741          317
Bell South                                                 21,970          956
Carolina Power and Light                                    8,464          292
Central & South West                                        9,300          259
Coastal Corp.                                              14,200          529
Consolidated Edison Co.                                     7,800          250
Consolidated Natural Gas                                    4,471          203
Detroit Edison Co.                                         10,000          345
Dominion Resources, Inc.                                    5,750          237
Duke Power Co.                                              7,551          358
Enron Corp.                                                16,800          641
Entergy Corp.                                               7,600          222
FPL Group, Inc.                                             5,632          261
GTE Corp.                                                  14,777          650
Houston Industry, Inc.                                      8,694          211
MCI Communications Corp.                                   14,000          366
NICOR, Inc.                                                 9,081          250
Nynex Corp.                                                 3,806          206
Ohio Edison Co.                                             8,431          198
Pacific Gas & Electric                                      9,200          261
Pacific Telesis                                            10,162          342
Peco Energy Co.                                            12,491          376
Peoples Energy Corp.                                        5,800          184
Public Service Enterprise                                   7,335          225
SBC Communications                                         16,921          973
Sonat, Inc.                                                 7,300          260
Southern Co.                                               17,960          442
Sprint Corp.                                               11,782          470
U.S. West Communications Group                              8,171          292
U.S. West Media Group (b)                                   7,332          139
Unicom Corp.                                                7,300          239
Union Electric Co.                                          5,100          212
                                                                       -------
                                                                        12,698
                                                                       -------
Total Common Stocks                                                     92,124
(Cost $73,823)                                                         =======

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 1.5%
------------------------------------------------------------------------------

                                                        Principal
                                                           Amount        Value
                                                          (000's)      (000's)
Repurchase Agreement - 1.5%

State Street Bank                                        $  1,388     $  1,388
  4.25% due 01/02/96
  (Dated 12/29/95. Collateralized by
  U.S. Treasury Bond 8.75% due 05/15/17
  valued at $1,416,067. Repurchase
  proceeds are $1,388,655.)
                                                                      --------
Total Short-Term Instruments                                             1,388
(Cost $1,388)                                                         ========

TOTAL INVESTMENTS (a) - 101.1%                                        $ 93,512
(Cost $75,211)

OTHER ASSETS AND LIABILITIES (NET) - (1.1%)                             (1,019)
                                                                      --------
NET ASSETS - 100.0%                                                   $ 92,493
                                                                      ========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $ 19,680

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (1,379)
                                                                      --------
    Unrealized appreciation-net                                       $ 18,301
                                                                      ========

(b) Non-income producing security.

See Notes to Financial Statements

5.5%  Israel                                                        Brazil 12.5%
17.5% Other                                                           Chile 5.3%
6.2%  Thailand                                                        India 7.7%
4.1%  South Korea                                                 Argentina 4.9%
9.5%  South Africa                                                Malaysia 12.0%
10.6% Mexico

SCHEDULE OF INVESTMENTS
Blairlogie Emerging Markets Fund
December 31, 1995 (unaudited)

                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
------------------------------------------------------------------------------
Argentina - 4.9%

Baesa Embotellador - ADS (b)                                4,800      $   101
Banco Frances Del Rio                                      17,365          154
Banco Galicia                                              38,114          198
Central Puerto SA                                          46,100          175
Compania Naviera Perez Co. - ADR                           64,023          679
Corp. Cementeria Argentina (b)                             41,000          187
Inversiones y Representaciones - GDR                        5,144          131
Molinos Rio De La Plata                                    18,550          152
Telefonica De Argentina - ADR                              38,200        1,041
YPF Sociedad Anonima - ADR                                 35,700          772
                                                                       -------
                                                                         3,590

Brazil - 12.5%

Aracruz Celulose SA PNB                                   455,622          713
Banco Bradesco                                            122,860        1,072
Banco Brasil Rights (b)                                     2,873            0
Brasmotor SA (b)                                            2,177          432
Centrais Eletrobras                                         6,652        1,800
Cia Energetica Minas Ger (b)                               16,530          366
Cia Paulista De Forca `E'                                   9,295          450
Cia Vale Do Rio Doce                                        5,619          925
Forca Cia Rights (b)                                           51            0
Lojas Americanas SA (b)                                    20,934          491
Paranapanema SA Mineraca                                   36,456          469
Petrol Brasileiros                                          5,602          478
Telecomunicacoes Brasileiras - ADR                         32,300        1,555
Usinas Siderurgicas Mina                                  400,194          325
                                                                       -------
                                                                         9,076

Chile - 5.3%

Banco Osorno y La Union                                    28,300          393
Compania Cervecerias Unidas - ADR                          11,000          256
Compania De Telefonos De Chile - ADR                        6,084          504
Empresa Nacional De Electric - ADR                         25,700          585
Enersis - ADR                                              51,700        1,473
Madeco SA - ADR                                            10,000          270
Maders y Sinteticos Sociedad - ADS                         10,100          197
Sociedad Quimica y Minera De Chile (b)                      4,050          190
                                                                       -------
                                                                         3,868

Colombia - 2.7%

Banco Industrial Colombiano - ADR                          71,700        1,174
Carulla - ADR                                               8,560           60
Cementos Diamante SA - ADR                                 40,300          746
                                                                       -------
                                                                         1,980

India - 7.7%

Bajai Auto - GDR                                           15,570          407
Bank Gdanski (b)                                           21,200          205
East India Hotels - GDR                                    24,260          434
Grasim Industries                                          23,000          421
Gujarat Narmada Va - GDR                                    2,360           15
Gujarat Narmada Va - GDR                                   42,500          260
Hindalco Industries                                        19,620          670
Indian Rayon & Industries - GDR                            39,050          473
Jardine Fleming India Fund                                 66,890          610
Larsen & Tourbro Limited                                   36,780          666
Oryx (India) Fund Limited (b)                               5,030          215
Oryx (India) Shares Fund (b)                               10,800           92
Raymond Limited (b)                                        12,600          203
Reliance Industries - GDS                                  38,320          536
South Indian Viscose Warrants (b)                          11,260            2
Tata Engineering & Loco Co. - GDR                          32,224          423
                                                                       -------
                                                                         5,632

Indonesia - 3.7%

Astra International                                       296,900          617
Bank International Indonesia                              190,500          631
Indah Kiat Paper Pulp                                      64,156           55
Indo Foods Sukses Makmur                                   87,000          419
P.T. Semen Gresik                                         220,500          617
United Tractors                                           186,500          351
                                                                       -------
                                                                         2,690

                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
Israel - 5.5%

Africa Israel Investments (b)                                 420      $   506
Bank Hapoalim (b)                                         252,300          416
Blue Square Chain Stores (b)                               70,000          471
Koor Industries                                             6,390          632
Orbotech (b)                                               29,800          347
Osem Investment                                            91,136          542
Tadiran Limited                                           105,400          408
Teva Pharmaceutical - ADR                                  14,700          682
                                                                       -------
                                                                         4,004

Malaysia - 12.0%

Arab Malaysian Finance Rights                             208,000          126
DCB Holdings Berhad                                       149,000          434
Edaran Otomobil Nasional (b)                               92,000          692
Genting Berhad                                             75,500          630
Land & General Holdings                                   375,000          812
Malaysian Banking Berhad                                  167,000        1,408
RJ Reynolds Berhad (b)                                    259,000          597
Road Builder (M) Holdings Berhad                          219,400          760
Sungei Way Holdings Berhad                                161,000          580
Technology Resources Industries (b)                       253,000          747
Telekom Malaysia                                           53,000          413
UMW Holdings Berhad                                       263,866          707
United Engineers                                          130,000          829
                                                                       -------
                                                                         8,735

Mexico - 10.6%

Cemex SA - ADS (b)                                        119,200          426
Cifra SA `B'                                              636,980          670
Coval (b)                                                      42            0
Empresas Ica Sociedad (b)                                  37,000          384
Grupo Financiero Banamex (b)                              227,240          413
Grupo Mexico SA (b)                                       182,260          771
Grupo Modelo SA De Cv (b)                                 174,000          813
Grupo Televisa - GDS                                       19,510          439
Kimberly Clark 'A'                                         39,200          592
Telefonos De Mexico - ADR                                  86,550        2,759
Tubos De Acero De Mexico (b)                               59,500          433
                                                                       -------
                                                                         7,700

Pakistan - 0.4%

Dewan Salman Rights (b)                                    10,263            0
Dg Kahn Cement (b)                                        194,100          170
Fauji Fertilizer Co.                                       37,400           56
Pakistan State Oil                                          8,710           67
                                                                       -------
                                                                           293

Peru - 2.1%

Compaina Peruana De Telefonos `B'                         422,338          903
Credicorp Limited (b)                                      19,563          342
Minsur SA (b)                                              36,400          258
                                                                      --------
                                                                         1,503

Poland - 2.1%

Argos Holdings (b)                                         23,000          193
Bank Rozwoju Eksportu (b)                                  25,390          386
Debica (b)                                                 23,000          347
Elektrim (b)                                              102,331          347
Polifarb (b)                                               70,500          267
                                                                       -------
                                                                         1,540
Portugal - 0.8%

Cimpor Cimentos (b)                                         6,010           99
Investec (b)                                                4,900           98
Jeronimo Martins                                            1,990          110
Portugal Telecom (b)                                        7,500          141
Sonae Investmentos                                          5,750          123
                                                                       -------
                                                                           571

South Africa - 9.5%

Anglo American Gold                                         8,050          656
Barlow Limited                                             43,980          627
De Beers Centenary                                         21,440          650
Gencor                                                    170,810          595
Liberty Life Association of Africa (b)                     15,500          480


                                                                         Value
                                                           Shares       (000's)
------------------------------------------------------------------------------
Murray Roberts Holdings                                    75,830      $   536
Nedcor                                                     46,100          786
Nedcor Warrants (b)                                        14,400           84
Norwich Holdings (b)                                      213,400          416
Rembrandt Group                                            60,840          584
Smith C.G. Limited                                         88,230          678
South African Breweries                                    22,000          806
                                                                       -------
                                                                         6,898

South Korea - 3.8%

Cho Hung Bank                                              33,306          389
Korea Electric Power                                       22,600          897
Korea Kumho Petrochemica                                   37,600          441
Pohang Iron & Steel - ADR                                   4,900          107
Pohang Iron & Steel Co. (b)                                   580           38
Samsung Co. - GDS                                          15,850          143
Samsung Co.                                                 1,172           11
Samsung Heavy Industries (b)                               29,500          757
                                                                       -------
                                                                         2,783

Sri Lanka - 1.4%

Aitken Spence & Co.                                        75,900          272
Development Finance Corp. Of Ceylon                        38,933          224
Hatton National Bank                                       21,700          237
Keells (John) Holdings                                     64,808          175
Lanka Walltiles                                           106,800           95
                                                                       -------
                                                                         1,003

Thailand - 6.2%

Advanced Information Service                               67,500        1,195
Bangkok Bank Public Co.                                    95,500        1,160
Industry Finance of Thailand                              267,033          906
Krung Thai Bank Public Co. Limited (b)                    117,200          485
Phatra Thanakit Co. (b)                                    31,000          266
Thai Farmers Bank Public                                   45,200          456
                                                                       -------
                                                                         4,468

Turkey - 3.6%

Adana Cimento                                           1,838,400          241
Akaltekstil                                             2,070,000          203
Akbank                                                  1,272,000          243
Arcelik                                                 2,373,000          193
Bagfas Bandirma Gubre                                     836,000          262
Brisa Bridgestone Sabanc                                1,426,000          350
Erciyas Biracilik                                         625,000          296
Migros Turk Tas                                           535,200          414
Netas Telekomunik                                       1,493,000          428
                                                                       -------
                                                                         2,630

Venezuela - 0.7%

Corimon C.A.C.A. - ADR                                     21,115           67
Mavesa SA - ADR                                            50,700          193
Sider Venez - ADS                                         113,200          215
                                                                       -------
                                                                           475
                                                                       -------
Total Common Stocks                                                     69,439
(Cost $68,674)                                                         =======

------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 0.3%
------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                          (000's)
South Korea - 0.3%
Ssangyong Oil Refining                                      $ 185          198
 3.750% due 12/31/08
                                                                       -------
Total Corporate Bonds and Notes                                            198
(Cost $223)                                                            =======


------------------------------------------------------------------------------
TOTAL INVESTMENTS (A) - 95.8%                                         $ 69,637
(Cost $68,897)

OTHER ASSETS AND LIABILITIES (NET) - 4.2%                                3,061
                                                                      --------
NET ASSETS - 100.0%                                                   $ 72,698
                                                                      ========
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  6,835

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (6,095)
                                                                      --------
    Unrealized appreciation-net                                       $    740
                                                                      ========

(b) Non-income producing security.

See Notes to Financial Statements

                                                                    Germany 6.0%
11.9% United Kingdom                                                 France 7.7%
15.2% Other                                                       Hong Kong 3.2%
                                                                   Malaysia 3.4%
3.8% Italy
4.0% Spain                                                           Japan 43.0%


SCHEDULE OF INVESTMENTS

Blairlogie International Active Fund
December 31, 1995 (unaudited)

                                                                          Value
                                                           Shares        (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
--------------------------------------------------------------------------------
Australia - 0.7%

Amcor Limited 'A'                                          12,600      $    89
Broken Hill Proprietary Co.                                 6,722           95
Comalco Limited                                            19,200          103
Westpac Banking Corp.                                      25,800          114
WMC Limited                                                14,600           93
                                                                       -------
                                                                           494

Austria - 1.0%

Creditanstalt Bankverein                                    3,290          169
Flughafen Wien Ag                                           2,900          192
Oesterreichische                                            2,000          120
OMV Ag                                                      1,870          161
                                                                       -------
                                                                           642

Finland - 1.3%

Enso-Gutzeit Oy                                             9,300           62
Finnair Oy                                                 25,700          192
Nokia Corp.                                                 2,700          106
Rauma                                                       3,800           75
Valmet                                                      6,200          155
Werner Soderstrom Osakey 'B'                               16,200          242
                                                                       -------
                                                                           832

France (c) - 7.7%

Alcatel Alsthom                                             4,800          413
Axa                                                         7,785          524
Carrefour                                                     745          450
Club Mediterrane (b)                                        3,890          310
Club Mediterrane Rights (b)                                   864           72
Credit Local De France                                      4,210          336
Danone                                                      2,070          341
Eaux (Cie Generale)                                         3,492          348
Lafarge Coppee SA                                           3,679          237
Peugeot                                                     2,650          349
Roussel Uclaf                                               2,670          452
Saloman SA                                                    730          424
Schneider SA                                               11,490          392
Total Co.                                                   7,070          476
                                                                       -------
                                                                         5,124

Germany (c) - 6.0%

Adidas Ag (b)                                               2,500          132
Allianz Ag Holdings                                           209          410
Bayer Ag                                                      937          248
Bayerische Motoren Werke                                      239          122
Commerzbank Ag                                              2,460          583
Karstadt Ag                                                   674          276
Mannesmann Ag                                               1,313          417
Merck Kgaa                                                 11,400          463
Muenchener Rueckvers Ag                                        76          163
Munchener Rueckvers Warrants (b)                                3            0
Siemens Ag                                                    820          450
Veba Ag                                                     9,930          424
Volkswagen Ag                                                 940          315
                                                                       -------
                                                                         4,003

Hong Kong - 3.2%

Cheung Kong Holdings                                       18,000          110
Hang Seng Bank                                             41,600          373
Hong Kong Telecommunications                               95,600          170
Hutchison Whampoa                                          73,000          445
Sun Hung Kai Properties                                    63,816          522
Swire Pacific 'A'                                          37,400          290
Wharf Holdings                                             60,000          200
                                                                       -------
                                                                         2,110
                                                                          Value
                                                           Shares        (000's)
--------------------------------------------------------------------------------
Ireland - 1.5%

Allied Irish Banks                                         32,000      $   173
Bank of Ireland                                            33,000          238
CRH                                                        37,000          277
Kerry Group 'A'                                            21,800          166
Smurfit (Jefferson)                                        66,600          155
                                                                       -------
                                                                         1,009

Italy - 3.8%

Benetton                                                   20,000          238
Credito Italiano                                          431,000          502
Eni Spa                                                    65,000          227
Fiat Spa                                                   61,000          198
R.A.S. Spa                                                 32,000          364
Rinascente (La)                                            32,000          194
Sasib RNC (b)                                              47,000          115
SME                                                        66,000          135
Telecom Italia Spa                                        264,000          410
Unichem Spa (b)                                            20,000          108
                                                                       -------
                                                                         2,491

Japan (c) - 43.0%

Daiwa Securities Co. Limited                              135,000        2,060
Fujisawa Pharmaceutical                                   133,000        1,272
Hitachi Limited                                           119,000        1,196
Marubeni Corp. (b)                                        216,000        1,167
Matsushita Electric Work                                  135,000        1,422
Mitsubishi Chemical Corp.                                 336,000        1,630
Mitsui Engineering                                        534,000        1,481
Mitsui Fudosan                                            148,000        1,816
Mitsui O.S.K. Lines Limited (b)                           192,000          614
Nippon Oil Co.                                             99,000          620
Nippon Telegraph & Telephone (b)                              200        1,616
NKK Corp.                                                 611,000        1,641
Obayashi Corp.                                            182,000        1,442
Sony Corp.                                                 18,000        1,077
Sumitomo Bank                                              95,000        2,010
Sumitomo Metal Mining                                     190,000        1,704
Sumitomo Trust & Banking                                  123,000        1,735
Takashimaya Corp.                                          88,000        1,403
Tokyo Steel Manufacturing                                  60,000        1,101
Tokyu Corp.                                               151,000        1,064
UBE Industries Limited                                    150,000          565
                                                                       -------
                                                                        28,636

Malaysia - 3.4%

DCB Holdings Berhad                                        76,000          222
Edaran Otomobil Nasional (b)                               23,000          173
Land & General Holdings                                    51,702          112
Malaysian Banking Berhad                                   29,000          244
Resorts World Berhad                                       35,971          193
RJ Reynolds Berhad (b)                                    109,000          251
Road Builder (M) Holdings Berhad                           80,412          279
Sungei Way Holdings Berhad                                 68,000          245
Technology Resources Industries (b)                       101,000          298
Telekom Malaysia                                              551            4
United Engineers Berhad                                    36,000          230
                                                                       -------
                                                                         2,251

Netherlands - 2.6%

ABN-Amro Holdings Nv                                        5,690          259
Ahold Koninklijke                                           4,711          192
Amev Nv Cva                                                 3,962          265
Elsevier Nv                                                16,351          218
Kon Ptt Nederland                                           4,580          166
Philips Electronics                                         5,909          213
Polygram Nv                                                 4,283          227
Ver Ned Uitgevers                                           1,500          206
                                                                       -------
                                                                         1,746

                                                                          Value
                                                           Shares        (000's)
--------------------------------------------------------------------------------
New Zealand - 1.6%

Brierley Investments                                      259,600      $   205
Carter Holt Harvey (b)                                     99,200          214
Telecom Corp. of New Zealand                              120,000          517
Trust Bank New Zealand                                     76,000          102
                                                                       -------
                                                                         1,038

Norway - 2.1%

Den Norske Bank                                          132,700           347
Hafslund Nycomed As                                        7,540           191
Kvaerner As 'A'                                            3,895           138
Norsk Hydro As                                             9,800           411
Orkla As                                                   6,725           320
                                                                       -------
                                                                         1,407

Singapore - 2.1%

City Developments                                          50,828          370
Courts (Singapore) (b)                                    140,000          214
DBS Land                                                   70,000          237
Overseas Union Bank                                        50,000          345
Singapore Airlines                                         13,550          126
United Overseas Bank                                       13,791          133
                                                                       -------
                                                                         1,425

Spain - 4.0%

Argentaria Corp.                                            5,480          225
Aumar Autop Del Mare Nos                                   20,100          261
Banco Popular Espanol                                       2,316          426
Banco Santander SA                                          8,290          415
Endesa                                                      6,854          387
Iberdrola SA                                               51,560          470
Repsol SA                                                   5,756          188
Telefonica De Esp (b)                                      23,120          319
                                                                       -------
                                                                         2,691

Switzerland - 2.3%

Allusuisse Lonza Holdings                                     190          150
BBC Brown Boveri Ag                                           175          203
Ciba Geigy Ag                                                 165          145
Nestle SA Registared                                          110          122
Roche Holding Ag-Genusss                                       50          395
Schw Bankgesellsch                                            345          374
Winterthur Schweiz                                            175          124
                                                                       -------
                                                                         1,513

United Kingdom (c) - 11.9%

Abbey National Plc                                         57,400          567
BAA                                                        63,140          475
Barclays (b)                                               45,000          516
Boots Co.                                                  46,200          420
British Petroleum                                          58,150          486
British Telecommunications                                 73,770          405
Commercial Union (b)                                       45,000          439
Guinness                                                   58,700          432
Lloyds Bank                                               104,104          536
Pilkington                                                194,750          610
Smithkline Beecham                                         68,120          751
Tesco                                                     123,000          567
Tomkins                                                   112,000          490
Wolseley Plc                                               68,000          476
Zeneca Group                                               38,060          736
                                                                       -------
                                                                         7,906

                                                                       Value
                                                                      (000's)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (A) - 98.2%                                         $ 65,318
(Cost $60,337)

OTHER ASSETS AND LIABILITIES (NET) - 1.8%                                1,213
                                                                      --------

NET ASSETS - 100.0%                                                   $ 66,531
                                                                      ========
Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  6,159

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (1,178)
                                                                      --------

    Unrealized appreciation-net                                       $  4,981
                                                                      ========
(b) Non-income producing security.
(c) Foreign forward currency contracts outstanding at
    December 31, 1995:
                          Principal
                             Amount                            Unrealized
                            Covered     Expiration           Appreciation
Type                    By Contract          Month         (Depreciation)
-------------------------------------------------------------------------
Buy         DM              7,500             1/96             $       (9)
Buy         ECU             2,588             1/96                      5
Sell        ECU             1,500             1/96                     (3)
Sell        FF             26,000             1/96                    (74)
Buy         BP              1,249             1/96                     23
Sell        JY            600,000             1/96                    135
                                                               ----------
                                                               $       77
                                                               ==========

Principal amount denoted in indicated currency:

DM     -   German Mark
ECU    -   European Currency
FF     -   French Franc
BP     -   British Pound
JY     -   Japanese Yen

See Notes to Financial Statements

6.9% Technology                                      Consumer Discretionary 8.7%

                                                           Consumer Staples 5.2%
8.9% Financial & Business Services
                                                                      Other 9.1%

6.4% Health Care                                                  Utilities 8.1%



SCHEDULE OF INVESTMENTS

Balanced Fund
December 31, 1995 (unaudited)

                                                                           Value
                                                           Shares        (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 53.3%
--------------------------------------------------------------------------------
Capital Goods - 1.9%

Allied Signal, Inc.                                         5,668      $   269
Caterpillar, Inc.                                           1,800          106
Cummins Engine, Inc.                                        2,500           93
Emerson Electric Co.                                        1,400          114
General Electric                                            1,900          137
Grainger (W.W.), Inc.                                       3,000          199
Illinois Tool Works                                         2,300          136
Ingersoll Rand Co.                                          3,300          116
Northrop Grumman Corp.                                      3,300          211
Potlatch Corp.                                              2,300           92
                                                                       -------
                                                                         1,473

Consumer Discretionary - 8.7%

Albertson's, Inc.                                           9,154          301
Briggs & Stratton Co.                                       3,300          143
Cooper Tire & Rubber Corp.                                  7,000          172
Crown Cork & Seal (d)                                       5,200          217
Dana Corp.                                                  6,100          178
Dial Corp.                                                  6,300          187
Dillard Department Stores                                   2,800           80
Disney (Walt) Productions                                   7,200          425
Echlin, Inc.                                                6,600          241
Fleming Cos., Inc.                                          1,823           38
FMC Corp.                                                   1,800          122
Genuine Parts Co.                                           2,100           86
Giant Foods, Inc.                                           2,300           72
Gillette Co.                                                1,900           99
Harland (John H.) Co.                                          21            0
Home Depot, Inc.                                            7,533          361
International Flavors & Fragrances                          2,300          110
King World Productions (d)                                  4,300          167
Kroger Co. (d)                                              7,100          266
Limited, Inc.                                               7,400          129
Liz Claiborne, Inc.                                         4,600          128
Lowes Co.                                                   2,900           97
McDonalds Corp.                                             3,500          158
Minnesota Mining & Manufacturing Co.                        3,200          212
Nike, Inc.                                                  6,400          446
Premark International, Inc.                                 2,300          116
Procter & Gamble Co.                                        5,500          457
Reebok International Limited                                4,300          121
Schweitzer-Mauduit                                            390            9
Seagrams Limited                                            4,200          145
SPX Corp.                                                   2,200           35
Stride Rite Corp.                                           4,100           31
Toys R Us, Inc. (d)                                         4,600          100
Unilever N.V.                                               1,300          183
UST, Inc.                                                   7,400          247
VF Corp.                                                    1,700           90
Wal-Mart Stores, Inc.                                      13,200          295
Walgreen Co.                                                3,891          116
Wendy's International, Inc.                                 3,100           66
Winn Dixie Stores                                           5,800          214
                                                                       -------
                                                                         6,660

Consumer Services - 0.7%

CUC International, Inc. (d)                                 2,350           80
Harrah's Entertainment, Inc. (d)                            5,900          143
Mattel, Inc.                                               11,062          340
                                                                       -------
                                                                           563

Consumer Staples - 5.2%

American Brands, Inc.                                       2,700          120
American Stores Co.                                         3,000           80
Anheuser Busch                                              5,100          341
Archer-Daniel Midland                                       3,454           62

Campbell Soup Co.                                           5,000      $   300
Coca-Cola Co.                                               8,200          609
Colgate Palmolive                                             400           28
Conagra                                                     7,000          289
CPC International, Inc.                                     2,800          192
General Mills, Inc.                                         1,300           75
Heinz (H.J.) Co.                                            1,650           55
Kellogg Co.                                                 2,339          181
Kimberly Clark Corp.                                        3,900          323
Pepsico                                                     8,900          497
Philip Morris Co., Inc.                                     5,400          488
Quaker Oats Co.                                             1,846           64
Sara Lee Corp.                                              5,100          163
Sysco Corp.                                                 2,000           65
Wrigley, William Jr. Co.                                    1,400           74
                                                                       -------
                                                                         4,006

Energy - 3.8%

Amoco Corp.                                                 4,400          316
Atlantic Richfield Co.                                      1,200          133
Chevron Corp.                                               5,000          263
Exxon Corp.                                                 7,300          585
Mobil Corp.                                                 3,444          386
Phillips Petroleum Co.                                      6,400          218
Royal Dutch Petrol                                          3,900          550
Schlumberger Limited                                        1,600          111
Texaco, Inc.                                                3,946          310
Unocal Corp.                                                1,732           50
                                                                       -------
                                                                         2,922

Financial & Business Services - 8.9%

American International Group, Inc.                          3,575          331
Banc One Corp.                                              7,545          285
Bank of Boston Corp.                                        2,600          120
Bankamerica Corp.                                           6,600          427
Bankers Trust N.Y. Corp.                                    1,688          112
Barnett Banks of Florida                                    3,000          177
Chase Manhattan Corp.                                       1,500           91
Chemical Banking Corp.                                      6,232          366
Chubb Corp.                                                 2,300          223
Cigna Corp.                                                   700           72
Citicorp                                                    7,110          478
Federal National Mortgage Association                       4,900          608
First Chicago Corp.                                         4,200          166
First Fidelity                                              3,200          241
First Union Corp.                                           4,300          239
Fleet Financial Group, Inc.                                 6,100          249
General Re Corp.                                            1,500          233
Golden West Financial Corp.                                 4,700          259
H & R Block                                                 3,600          146
Jefferson Pilot Corp.                                       4,050          188
Merrill Lynch Co.                                           1,000           51
Morgan, J.P. and Co., Inc.                                  2,094          168
NationsBank Corp.                                           4,070          283
Norwest Corp.                                               9,687          320
Safeco Corp.                                                4,400          152
St. Paul Cos., Inc.                                         3,100          172
Suntrust Banks, Inc.                                        4,500          308
Wachovia Corp.                                              2,300          105
Wells Fargo & Co.                                           1,053          227
                                                                       -------
                                                                         6,797

Health Care - 6.4%

Abbott Laboratories                                         9,100          380
American Home Products                                      2,200          213
Amgen, Inc. (d)                                             2,200          131
Becton Dickinson                                            2,100          158
Beverly Enterprises                                         4,300           46


                                                                           Value
                                                           Shares        (000's)
--------------------------------------------------------------------------------
Bristol Myers Squibb                                        2,600      $   223
Johnson & Johnson                                           6,200          531
Lilly Eli & Co.                                             2,800          158
Manor Care, Inc.                                            2,200           77
Medtronic, Inc.                                             9,200          514
Merck & Co., Inc.                                           8,000          526
Pfizer, Inc.                                                7,000          441
Schering-Plough                                             6,700          366
Shared Medical Systems Corp.                                1,500           82
St. Jude Medical Enterprise, Inc.                           6,600          284
United Healthcare Corp.                                     4,500          295
U.S. Health Care Systems, Inc.                              3,800          177
Warner Lambert Co.                                          2,900          282
                                                                       -------
                                                                         4,884

Materials & Processing - 2.3%
Barrick Gold Corp.                                          2,800           74
du Pont (E.I.) de Nemours                                   3,300          231
Engelhard Corp.                                             1,850           40
First Mississippi                                           1,000           27
First Mississippi Gold, Inc. (d)                              708           16
Fluor Corp.                                                 2,877          190
Great Lakes Chemical                                        2,300          165
Hercules, Inc.                                              1,600           90
International Paper                                         4,275          162
Louisiana Pacific Corp.                                     4,900          119
Morton International                                        4,700          169
NUCOR Corp.                                                 3,200          183
Pall Corp.                                                  3,220           87
Union Carbide Corp.                                         2,700          101
Worthington Industries, Inc.                                4,950          103
                                                                       -------
                                                                         1,757

Technology - 6.9%
Advanced Micro Devices                                     10,000          165
Andrew Corp. (d)                                            4,850          186
Applied Materials (d)                                       2,400           95
Autodesk, Inc.                                              2,700           92
Automatic Data Processing                                   3,500          260
Cabletron Systems, Inc. (d)                                 1,200           97
Compaq Computer Corp. (d)                                   7,000          336
Computer Associates International, Inc.                     1,850          105
DSC Communications (d)                                      5,600          207
General Dynamics Corp.                                      3,400          201
Honeywell, Inc.                                             1,300           63
IBM Corp.                                                   1,800          165
Intel Corp.                                                 8,700          494
Loral Corp.                                                10,400          368
McDonnell Douglas                                           5,400          497
Micron Technology, Inc.                                     2,700          107
Microsoft Corp. (d)                                         5,500          483
Motorola                                                    3,966          226
National Semiconductor (d)                                  4,200           93
Northern Telecommunications Limited                         1,200           51
Novell, Inc. (d)                                            8,700          124
Oracle Systems Corp. (d)                                    6,600          280
Raytheon Co.                                                6,300          298
Service Corp. International                                 1,800           79
Tektronix                                                   1,600           79
Texas Instruments, Inc.                                     1,600           83
WMX Technologies                                            2,223           66
                                                                       -------
                                                                         5,300

Transportation - 0.4%
Consolidated Freightways, Inc.                              3,200           85
Norfolk Southern                                            1,400          111
Southwest Airlines                                          3,600           84
                                                                       -------
                                                                           280

Utilities - 8.1%
American Electric Power, Inc.                               3,149      $   128
Ameritech                                                   4,717          278
Baltimore Gas & Electric                                    4,190          119
Bell Atlantic Corp.                                         2,326          156
Bell South                                                  5,554          242
Carolina Power and Light                                    4,892          169
Central & South West                                        5,200          145
Coastal Corp.                                               6,600          246
Consolidated Edison Co.                                     4,300          138
Consolidated Natural Gas                                    2,795          127
Detroit Edison Co.                                          6,000          207
Dominion Resources, Inc.                                    3,300          136
Duke Power Co.                                              4,333          205
Enron Corp.                                                 7,900          301
Entergy Corp.                                               3,900          114
FPL Group, Inc.                                             2,897          134
GTE Corp.                                                   6,985          307
Houston Industry, Inc.                                      6,018          146
MCI Communications Corp.                                    7,200          188
NICOR, Inc.                                                 4,345          119
Northern States Power Co.                                   1,800           88
Nynex Corp.                                                 1,971          106
Ohio Edison Co.                                             4,867          114
ONEOK, Inc.                                                 3,900           89
Pacific Gas & Electric                                      4,400          125
Pacific Telesis                                             4,895          164
Pacificorp (Oregon)                                            33            1
Peco Energy Co.                                             7,294          220
Peoples Energy Corp.                                        3,800          121
Public Service Enterprises                                  3,408          104
SBC Communications                                          8,050          463
Sonat, Inc.                                                 3,500          125
Southern Co.                                                8,530          210
Sprint Corp.                                                5,752          229
U.S. West Communications Group                              4,091          146
U.S. West Media Group (d)                                   4,006           76
Unicom Corp.                                                1,600           52
Union Electric Co.                                          3,200          134
Williams Cos.                                               1,400           61
                                                                       -------
                                                                         6,233
                                                                       -------
Total Common Stocks                                                     40,875
(Cost $31,693)                                                         =======

                                                    Corporate Bonds & Notes 6.3%
                                                      Short-Term Intruments 5.5%
                                                        U.S.Treasury Notes 10.0%
                                               Mortgage -Backed Securities 30.6%

SCHEDULE OF INVESTMENTS (Cont.)

Balanced Fund
December 31, 1995 (unaudited)

                                                        Principal
                                                           Amount          Value
                                                          (000's)        (000's)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 6.3%
--------------------------------------------------------------------------------
AMR Corp.
  10.000% due 02/01/01                                    $   400      $   457
    9.430% due 05/10/01                                     1,000        1,135
Cleveland Electric
    9.375% due 03/01/17                                     1,000          991
Long Island Lighting Co.
    9.000% due 11/01/22                                     2,000        2,066
Ohio Power
    8.300% due 04/01/97                                       127          130
                                                                       -------
Total Corporate Bonds and Notes                                          4,779
(Cost $4,585)                                                          =======

--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 10.0%
--------------------------------------------------------------------------------

    6.125% due 07/31/96                                     5,000        5,027
    6.375% due 08/15/02                                     2,500        2,627
                                                                       -------
Total U.S. Treasury Notes                                                7,654
(Cost $7,579)                                                          =======

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 30.6%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp. - 1.5%
    8.500% due 03/01/23                                       969        1,017
    10.150% due 04/15/06                                       97           99
                                                                       -------
                                                                         1,116
Federal Housing Authority - 0.8%
    6.930% due 07/01/14                                       613          613

Federal National Mortgage Association - 4.9%
    7.181% due 12/01/23 (c)                                 1,173        1,210
    8.500% due 07/01/02 - 01/01/08 (e)                      1,698        1,770
    9.500% due 06/25/18                                       750          802
                                                                       -------
                                                                         3,782

Government National Mortgage Association - 15.2%
    6.500% due 01/22/26                                     5,000        4,952
    7.250% due 08/20/24 - 09/20/24 (c) (e)                  2,928        2,997
    7.375% due 04/20/23 (c)                                 2,363        2,422
    7.500% due 05/15/17                                        20           20
    8.000% due 09/15/06                                        90           93
    9.500% due 09/15/09 - 10/15/09 (e)                        170          182
    10.750% due 09/15/00 - 10/15/00 (e)                       207          222
    13.250% due 10/20/14                                       81           93
    14.000% due 08/15/12 - 09/15/12 (e)                        55           63
    16.000% due 10/15/11 - 04/15/12 (e)                       470          564
                                                                       -------
                                                                        11,608

Collateralized Mortgage Obligations - 8.2%
Bear Stearns Cos.
    9.000% due 01/25/21                                        34           34
Capstead
    8.900% due 12/25/21                                       395          410
Countrywide
    7.662% due 11/25/24 (c)                                 1,529        1,569
    7.927% due 11/25/24 (c)                                 1,513        1,555
Home Savings
    6.035% due 05/25/27 (c)                                 1,285        1,264
PNC
    7.500% due 06/25/10                                     1,466        1,468
                                                                       -------
                                                                         6,300
                                                                       -------
Total Mortgage-Backed Securities                                        23,419
(Cost $23,150)                                                         =======

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 5.5%
--------------------------------------------------------------------------------
Discount Notes - 2.3%
AT&T Corp.
    5.450% due 04/19/96                                   $   400      $   393
G.E. Capital Corp.
    5.710% due 01/25/96                                       900          897
National Rural Utility Coop.
    5.720% due 01/12/96                                       500          499
                                                                       -------
                                                                         1,789

Repurchase Agreement - 2.9%
State Street Bank                                           2,228        2,228
    4.25% due 01/02/96
    (Dated 12/29/95. Collateralized by
    U.S. Treasury Bond 8.75% due 05/15/17
    valued at $2,286,981. Repurchase
    proceeds are $2,229,052.)

U.S. Treasury Bill - 0.3%
    5.325% due 03/07/96 (b)                                   230          228

                                                                       -------
Total Short-Term Instruments                                             4,245
(Cost $4,245)                                                          =======

TOTAL INVESTMENTS (A) - 105.7%                                         $80,972
(Cost $71,252)

OTHER ASSETS AND LIABILITIES (NET) - (5.7%)                             (4,363)
                                                                       -------

NET ASSETS - 100.0%                                                    $76,609
                                                                       =======

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):
(a) At December 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                            $10,397

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                               (677)
                                                                       -------
    Unrealized appreciation-net                                        $ 9,720
                                                                       =======

(b) Securities with an aggregate market value of $228 have been segregated with the custodian to cover margin requirements for the following open future contracts at December 31, 1995:

                                                                      Unrealized
Type                                           Contracts            Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (3/96)                 110                   $ 104
U.S. Treasury 30 Year Note (3/96)                  15                      21
                                                                        -----
                                                                        $ 125
                                                                        =====

(c) Variable rate security. The rate listed is as of December 31, 1995.

(d) Non-income producing security.

(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 1995 (unaudited)

                   1. Significant Accounting Policies

                   PIMCO Funds: Equity Advisors Series (the "Trust") (formerly the PIMCO Advisors Institutional Funds) was established as a Massachusetts business trust on August 24, 1990. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust currently consists of thirteen separate investment funds (the "Funds"):the NFJ Equity Income Fund; the NFJ Diversified Low P/E Fund; the NFJ Small Cap Value Fund; the Cadence Capital Appreciation Fund; the Cadence Mid Cap Growth Fund; the Cadence Micro Cap Growth Fund; the Cadence Small Cap Growth Fund; the Columbus Circle Investors Core Equity Fund; the Columbus Circle Investors Mid Cap Equity Fund; the Parametric Enhanced Equity Fund; the Blairlogie Emerging Markets Fund; the Blairlogie International Active Fund; and the Balanced Fund. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

                   Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

                   Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

                   Dividends and Distributions to Shareholders. Dividends from net investment income are declared and paid quarterly to shareholders of record by the NFJ Equity Income, NFJ Diversified Low P/E, NFJ Small Cap Value, Cadence Capital Appreciation, Cadence Mid Cap Growth, Cadence Micro Cap Growth, Cadence Small Cap Growth, Parametric Enhanced Equity, and the Balanced Funds. Dividends from net investment income are declared and paid semi-annually to shareholders of record by the Columbus Circle Investors Core Equity Fund. The Columbus Circle Investors Mid Cap Equity, Blairlogie Emerging Markets, and Blairlogie International Active Funds distribute all of their net investment income at least annually. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

                   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

                   Two of the Funds had a tax operating loss during the year ended October 31, 1995 which resulted in a permanent difference between book income and tax-basis income: Cadence Small Cap Growth Fund - $161,325 and Cadence Micro Cap
                   Growth Fund - $181,906. This difference was reclassified from undistributed net investment income (loss) to paid-in capital on the statement of assets and liabilities.

                   For the year ended October 31, 1995, the Blairlogie Emerging Markets Fund realized a capital loss of

December 31, 1995 (unaudited)

                   $15,213,940 for Federal income tax purposes. This capital loss is available to offset future realized capital gains through October 31, 2003. The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of available carryforwards.

                   Multiclass Operations. The Trust is authorized to offer two classes of shares, the Institutional Class and the Administrative Class. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus for the Trust. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The NFJ Equity Income, NFJ Small Cap Value, Cadence Mid Cap Growth, Cadence Small Cap Growth, Columbus Circle Investors Core Equity, Blairlogie Emerging Markets and Blairlogie International Active Funds had commenced multiclass operations as of December 31, 1995.

                   Income and non-class specific expenses are allocated daily to each class of shares based on the relative value of settled shares as of the beginning of each day. Realized and unrealized capital gains and losses are allocated to each class of shares based on relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

                   Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been provided.

                   Foreign Taxes on Dividends. Dividend income in the statement of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: Cadence Capital Appreciation Fund -$4,104; Parametric Enhanced Equity Fund - $264; Blairlogie Emerging Markets Fund - $13,152; Blairlogie International Active
                   Fund - $8,296; and Balanced Fund - $132.

                   Equalization. All of the Funds follow the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

                   Futures and Options. Certain Funds are authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the options quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

                   Currencies with an aggregate market value of $83,259 have been segregated with the custodian to cover margin requirements for the following open stock index futures contracts at December 31, 1995 (amount in thousands):

                   Blairlogie International Active Fund
                                                              Unrealized
                                                             Appreciation
                   Type                         Contracts   (Depreciation)
                   -------------------------------------------------------
                   Australian Index (3/96)          12               $ (1)
                   LIFFE FT-SE 100 (3/96)            7                  0
                   Osaka 300 (3/96)                 10                  7
                                                                     -----
                                                                     $  6
                                                                     =====

                   Forward Currency Contracts. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                   Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                   2. Fees, Expenses, and Related Party Transactions

                   Investment Advisory Fee. PIMCO Advisors L.P. ("PIMCO Advisors") serves as investment advisor to the Trust, pursuant to an Investment Advisory Agreement. PIMCO Advisors receives from the Trust a fee based on an annual percentage of the average daily net assets of each Fund as follows: for the NFJ Equity Income, NFJ Diversified Low P/E, Cadence Capital Appreciation, Cadence Mid Cap Growth, Parametric Enhanced Equity, and Balanced Funds -.45%; for the Columbus Circle Investors Core Equity Fund - .57%; for the NFJ Small Cap Value and Blairlogie International Active Funds - .60%; for the Columbus Circle Investors Mid Cap Equity Fund - .63%; for the Blairlogie Emerging Markets Funds - .85%; for the Cadence Small Cap Growth Fund - 1.00%; and for the Cadence Micro Cap Growth Fund - 1.25%.

                   Administration Fee. Pacific Investment Management Company ("PIMCO") provides administrative services to the Trust for which it receives from the Trust an administrative fee at the annual rate of .25% of the average daily net assets of each of the Funds other than the Blairlogie Emerging Markets and Blairlogie International Active Funds, for which the fee is at the annual rate of .50% of the average daily net assets of each Fund.

                   Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO Advisors, PIMCO, or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser, PIMCO, Portfolio Managers, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and
                   (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable of .25% of average daily net assets with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees.

                   Expense Limitation. PIMCO Advisors has undertaken to reimburse the Trust for its operating expenses, exclusive of class specific service fees, brokerage fees or other transactional expenses, taxes paid by a fund, interest on borrowing and extraordinary expenses, in excess of the sum of advisory and administration fees as a percentage of daily net assets of each Fund (consolidating both classes of shares), through June 30, 1996. No reimbursements were due as of December 31, 1995.

                   Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors, serves as the distributor of the Trust's shares. Pursuant to a Distribution Agreement, all expenses relating to the distribution of Trust shares will be paid by PIMCO Advisors, the administrator or PADCO out of past profits and resources which may include fees received by PIMCO Advisors or the Administrator.

                   Pursuant to the Portfolio Management Agreements, which became effective November 15, 1994, PIMCO Advisors employs six of its sub-partnerships as managers for the Funds.

                   Certain officers of PIMCO Advisors are also officers of the Trust.

December 31, 1995 (unaudited)

                   3. Purchases and Sales of Securities

                   Purchases and sales of securities (excluding short-term investments) for the two months ended December 31, 1995 were as follows ($ in thousands):

                                                               U.S. Government/Agency               All Other
                                                              ------------------------------------------------------
                                                               Purchases        Sales       Purchases        Sales
                   -------------------------------------------------------------------------------------------------
                   NFJ Equity Income Fund                                                    $ 22,458      $ 8,143
                   NFJ Diversified Low P/E Fund                                                   526          310
                   NFJ Small Cap Value Fund                                                     6,123        2,507
                   Cadence Capital Appreciation Fund                                           72,135       43,833
                   Cadence Mid Cap Growth Fund                                                 43,977       53,404
                   Cadence Micro Cap Growth Fund                                                9,784        5,761
                   Cadence Small Cap Growth Fund                                               11,502        9,553
                   Columbus Circle Investors
                    Core Equity Fund                                                            9,982        5,023
                   Columbus Circle Investors
                    Mid Cap Equity Fund                                                         2,064        2,079
                   Parametric Enhanced Equity Fund                                             16,042        1,751
                   Blairlogie Emerging Markets Fund                                            13,293       16,342
                   Blairlogie International Active Fund                                        10,795        8,213
                   Balanced Fund                                 $ 7,483      $ 4,899             500        1,755

                   4. Transactions in Written Call Options

                   Transactions in written call and put options were as follows (amount in thousands):

                                                  Columbus Circle Investors
                                                           Core Equity Fund
                                                                  Number of
                                                     Premium      Contracts
                   ------------------------------------------------------------
                        Balance at 10/31/95              $ 2              8
                        Sales                             44            215
                        Closing Buys                     (23)          (107)
                        Expirations                       (6)           (54)
                        Exercised                         (7)           (18)
                   ------------------------------------------------------------
                        Balance at 12/31/95             $ 10             44
                   ============================================================

                   5. Shares of Beneficial Interest

                   The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                              NFJ           NFJ                      NFJ
                                                    NFJ    Equity   Diversified         NFJ    Small Cap        Cadence
                   Period Ended                  Equity    Income           Low   Small Cap        Value        Capital
                   December 31, 1995             Income    Admin.           P/E       Value    Admin.(a)   Appreciation
                   -----------------------------------------------------------------------------------------------------
                   Shares sold                     480       491             6          91          397          1,383
                   Issued as reinvestment
                    of dividends                   381        21           184         168           24            859
                   Shares redeemed                (354)      (16)           (1)         (7)          (2)          (390)
                   -----------------------------------------------------------------------------------------------------
                   Net increase                    507       496           189         252          419          1,852
                   =====================================================================================================

                   (a) From commencement of operations, November 1, 1995

                                                                                                                           Columbus
                                                                Cadence                                      Cadence         Circle
                                                 Cadence        Mid Cap       Cadence         Cadence      Small Cap      Investors
                   Period Ended                  Mid Cap         Growth     Micro Cap       Small Cap         Growth           Core
                   December 31, 1995              Growth     Admin. (b)        Growth          Growth         Admin.         Equity
                   ----------------------------------------------------------------------------------------------------------------
                   Shares sold                      433              3            72              52              8             23
                   Issued as reinvestment
                    of dividends                    240              1            87             238              3              5
                   Shares redeemed                 (957)            (2)          (20)           (154)             0             (2)
                   ----------------------------------------------------------------------------------------------------------------
                   Net increase (decrease)         (284)             2           139             136             11             26
                   ================================================================================================================
                                                Columbus       Columbus
                                                  Circle         Circle                                   Blairlogie
                                               Investors      Investors    Parametric      Blairlogie       Emerging     Blairlogie
                   Period Ended              Core Equity        Mid Cap      Enhanced        Emerging        Markets  International
                   December 31, 1995              Admin.         Equity        Equity         Markets         Admin.         Active
                   ----------------------------------------------------------------------------------------------------------------
                   Shares sold                      411             21         1,235             629             13            103
                   Issued as reinvestment
                    of dividends                     48              6           167              15              0            183
                   Shares redeemed                 (314)            (4)         (274)           (911)            (1)          (171)
                   ----------------------------------------------------------------------------------------------------------------
                   Net increase (decrease)          145             23         1,128            (267)            12            115
                   ================================================================================================================
                                              Blairlogie
                                           International
                   Period Ended                   Active
                   December 31, 1995              Admin.       Balanced
                   -----------------------------------------------------
                   Shares sold                        3             50
                   Issued as reinvestment
                    of dividends                      3            590
                   Shares redeemed                   (1)           (18)
                   -----------------------------------------------------
                   Net increase                       5            622
                   =====================================================

                                                              NFJ                                                            Cadence
                   Year or                        NFJ      Equity            NFJ           NFJ       Cadence     Cadence     Mid Cap
                   Period Ended                Equity      Income    Diversified     Small Cap       Capital     Mid Cap      Growth
                   October 31, 1995            Income   Admin.(a)        Low P/E         Value  Appreciation      Growth  Admin. (b)
                   ----------------------------------------------------------------------------------------------------------------
                   Shares sold                 2,186          11             10           367         3,256       3,440          99
                   Issued as reinvestment
                    of dividends                 513           1            171           283           143          35           0
                   Shares redeemed            (1,547)         (1)          (365)         (559)       (1,858)     (1,769)        (50)
                   ----------------------------------------------------------------------------------------------------------------
                   Net increase (decrease)     1,152          11           (184)           91         1,541       1,706          49
                   ================================================================================================================
                                                                                     Columbus      Columbus    Columbus
                                                          Cadence       Cadence        Circle        Circle      Circle
                   Year or                    Cadence       Small      Small Cap     Investors     Investors   Investors  Parametric
                   Period Ended             Micro Cap         Cap         Growth          Core   Core Equity     Mid Cap    Enhanced
                   October 31, 1995            Growth      Growth     Admin. (b)    Equity (c)    Admin. (d)  Equity (c)      Equity
                   ----------------------------------------------------------------------------------------------------------------
                   Shares sold                 1,966         887             26           636         2,012         671         872
                   Issued as reinvestment
                    of dividends                   0         199              0             1             3           0         185
                   Shares redeemed              (206)       (168)             0           (25)          (78)        (24)     (1,427)
                   ----------------------------------------------------------------------------------------------------------------
                   Net increase (decrease)     1,790         918             26           612         1,937         647        (370)
                   ================================================================================================================
                                                       Blairlogie                   Blairlogie
                   Year or                 Blairlogie    Emerging     Blairlogie International
                   Period Ended              Emerging     Markets  International        Active
                   October 31, 1995           Markets      Admin.         Active    Admin. (a)      Balanced
                   ---------------------------------------------------------------------------------------------
                   Shares sold                 5,234         130          4,157            83         1,847
                   Issued as reinvestment
                    of dividends                 248           0            104             1           311
                   Shares redeemed            (3,774)        (57)          (747)          (26)       (8,679)
                   ---------------------------------------------------------------------------------------------
                   Net increase (decrease)     1,708          73          3,514            58        (6,521)
                   =============================================================================================

                   (a) From commencement of operations, November 30, 1994.
                   (b) From commencement of operations, September 27, 1995.
                   (c) From commencement of operations, December 28, 1994.
                   (d) From commencement of operations, May 31, 1995.

                   6. Change in Fiscal Year

                   Effective November 1, 1995, the Trust's fiscal year end changed from October 31 to June 30.

--------------------------------------------------------------------------------
                                FUND OBJECTIVES

FUND                         INVESTMENT OBJECTIVES AND PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
NFJ Equity Income            Seeks current income as a primary investment
                             objective, and long-term growth of capital as a
                             secondary objective; invests primarily in common
                             stocks with below-average price to earnings ratios
                             and higher dividend yields relative to their
                             industry groups.
--------------------------------------------------------------------------------
NFJ Diversified Low P/E      Seeks long-term growth of capital and income;
                             invests primarily in common stocks with below-
                             average price to earnings ratios relative to their
                             industry groups.
--------------------------------------------------------------------------------
NFJ Small Cap Value          Seeks long-term growth of capital and income;
                             invests primarily in common stocks of companies
                             with market capitalizations between $50 million and
                             $1 billion and below-average price to earnings
                             ratios relative to their industry groups.
--------------------------------------------------------------------------------
Cadence Capital              Seeks growth of capital; invests primarily in
Appreciation                 common stocks of companies with market
                             capitalizations of at least $100 million that have
                             improving fundamentals and whose stock is
                             reasonably valued by the market.
--------------------------------------------------------------------------------
Cadence Mid Cap              Seeks growth of capital; invests primarily in
Growth                       common stocks of companies with market
                             capitalizations in excess of $500 million that have
                             improving fundamentals and whose stock is
                             reasonably valued by the market.
--------------------------------------------------------------------------------
Cadence Micro Cap            Seeks long-term growth of capital; invests
Growth                       primarily in common stocks of companies with market
                             capitalizations of less than $100 million that have
                             improving fundamentals and whose stock is
                             reasonably valued by the market.
--------------------------------------------------------------------------------
Cadence Small Cap            Seeks growth of capital; invests primarily in
Growth                       common stocks of companies with market
                             capitalizations between $50 million and $500
                             million that have improving fundamentals and whose
                             stock is reasonably valued by the market.
--------------------------------------------------------------------------------
Columbus Circle Investors    Seeks long-term growth of capital, with income as a
Core Equity                  secondary objective; invests primarily in common
                             stocks of companies with market capitalizations in
                             excess of $3 billion.
--------------------------------------------------------------------------------
Columbus Circle Investors    Seeks long-term growth of capital; invests
Mid Cap Equity               primarily in common stocks of companies with market
                             capitalizations between $800 million to $3 billion.
--------------------------------------------------------------------------------
Parametric Enhanced          Seeks to provide a total return which equals or
Equity                       exceeds total return performance of the Standard &
                             Poor's 500 Composite Stock Price Index; invests in
                             common stocks represented in that Index.
--------------------------------------------------------------------------------
Blairlogie Emerging          Seeks long-term growth of capital; invests
Markets                      primarily in common stocks of companies located in
                             emerging market countries.
--------------------------------------------------------------------------------
Blairlogie International     Seeks long-term growth of capital; invests
Active                       primarily in a diversified portfolio of
                             international equity securities.
--------------------------------------------------------------------------------
Balanced                     Seeks total return; invests in common stocks, fixed
                             income securities and money market instruments.
--------------------------------------------------------------------------------
The above chart provides general information about each of the Funds. It is qualified in its entirety by the more complete descriptions of the Funds appearing in the Prospectus.

Also available within the PIMCO Funds are the following portfolios of the Pacific Investment Management Series:

Fixed Income Funds:                                    Equity Funds:
  Short-Term Fund               High Yield Fund          StocksPLUS Fund
  Low Duration Fund             Global Fund              Growth Stock Fund
  Total Return Fund             Foreign Fund             VersaSTYLE Equity Fund
  Long-Term U.S.
   Government Fund

To obtain additional information about the PIMCO Funds or to request a prospectus, please call 1-800-927-4648. Read the prospectus carefully before you invest or send money.

Trustees and Officers

    William D. Cvengros, Chairman, President & Trustee
    Richard L. Nelson, Trustee
    Lyman W. Porter, Trustee
    Alan Richards, Trustee
    Garlin G. Flynn, Secretary
    R. Mark Brandenberger, Treasurer


Investment Advisor

    PIMCO Advisors L.P.
    840 Newport Center Drive, Suite 360
    Newport Beach, California 92660


Administrator

    Pacific Investment Management Company
    840 Newport Center Drive, Suite 360
    Newport Beach, California 92660


Transfer Agent and Custodian

    Investors Fiduciary Trust Company
    127 West 10th Street
    Kansas City, Missouri 64105


Counsel

    Dechert Price & Rhoads
    1500 K Street N.W.
    Washington, D.C. 20005


Independent Accountants

    Price Waterhouse LLP
    1055 Broadway, Suite 1000
    Kansas City, Missouri 64105

                                  PIMCO FUNDS:

                            EQUITY ADVISORS SERIES

                      840 Newport Center Drive, Suite 360
                            Newport Beach, CA 92660
                                (800) 927-4648





This report is submitted for the general information of the shareholders of the PIMCO Funds: Equity Advisors Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds: Equity Advisors Series, which contains information covering its investment policies as well as other pertinent information.